CITIGROUP MORTGAGE LOAN TRUST INC. ABS-15G

Exhibit 99.1 - Schedule 4(a)

Loan Level Exception - Final Grades (Loan Grades)
Run Date - 5/7/2025 11:56:17 AM

																												FINAL CREDIT LOAN GRADES					FINAL COMPLIANCE LOAN GRADES					FINAL PROPERTY LOAN GRADES					FINAL OVERALL LOAN GRADES
AMC Loan ID	Edgar Loan ID	Seller Loan ID	Borrower Name	Deal Number	Original Loan Amount	State	Note Date	Occupancy	Purpose	QM Status	Overall Grade	Credit Grade	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Property Grade	Property Exceptions	Property Exception Information	Property Exception Comments	Compliance Grade	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Compliance Comp Factors	Compensating Factors	Subject to High Cost - Unable to Test	Disposition 2	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P
XXX	2025-03000002	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Second Home	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000003	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $660.00 exceeds tolerance of $650.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)		REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000004	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000005	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Second Home	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Settlement / Closing / Escrow Fee. Fee Amount of $50.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7555)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee added to Loan Estimate provided on [Redacted] with a valid change evident.	SELLER - GENERAL COMMENT [Redacted]: Please see attached docs for condition REVIEWER - CURED COMMENT [Redacted]: (Redacted) Received (Redacted), (Redacted), (Redacted) (Redacted) and Proof of Mailing	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000006	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Second Home	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000007	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Second Home	Purchase	Safe Harbor QM (APOR)	2	1				2	[2] Appraisal Documentation - Loan is to be securitized, and was originated with an Appraisal Waiver. Supporting secondary BPO was provided. Sec ID: 30: Note Date: [Redacted]; Lien Position: 1			2	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Settlement / Closing / Escrow Fee. Fee Amount of $50.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7555)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee of $50 added on [Redacted] in Loan Estimate with no valid change evident.	SELLER - GENERAL COMMENT [Redacted]: Please see attached docs for condition REVIEWER - CURED COMMENT [Redacted]: (Redacted) received (Redacted), (Redacted), Copy of Refund (Redacted), and Corrected (Redacted).	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B
XXX	2025-03000008	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	1	1				1				1	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $234.00 exceeds tolerance of $196.00 plus 10% or $215.60. Sufficient or excess cure was provided to the borrower at Closing. (0)		REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000009	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000010	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Second Home	Purchase	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on [Redacted] not received by borrower at least four (4) business days prior to closing. (Inter[Redacted]024)	Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: The Loan Estimate dated XXXX has a receipt date of XXXX for Borrower 1 and a receipt date of[Redacted] for Borrower 2.	SELLER - GENERAL COMMENT [Redacted]: LE was sent to Bwrs on [Redacted]
REVIEWER - GENERAL COMMENT [Redacted]: Final LE was not received by borrowers [Redacted]  or more days prior to closing.  This is a [Redacted] issue with no visible means of cure.
SELLER - GENERAL COMMENT [Redacted]: Please find the disclosure history report, evidencing the Loan Estimate, Date Issued [Redacted] , was sent to the borrowers on [Redacted] .
REVIEWER - GENERAL COMMENT [Redacted]: The loan closed on [Redacted] .  Based on the LE being sent on [Redacted] , Final LE was not received by borrowers [Redacted] or more days prior to closing.  This is a timing issue with no visible means of cure.
SELLER - GENERAL COMMENT [Redacted]: LOE
SELLER - GENERAL COMMENT [Redacted]: Disclosure History
SELLER - GENERAL COMMENT [Redacted]: Under Regulation [Redacted], a revised Loan Estimate is considered "received" by the consumer [Redacted]specific business days after they are delivered. However, the creditor may, alternatively, rely on evidence that the consumer received the disclosures earlier than [Redacted] business days after mailing. To the extent the revised disclosures are sent electronically, the creditor may rely on proof that the consumer opened the disclosures as evidence of earlier receipt. Additionally, under Regulation [Redacted], where there is more than one consumer on the loan application, only one primary consumer must receive the revised LE to meet this requirement

In this case, the disclosures were sent electronically to the consumers on [Redacted]  [Redacted] . The consumer viewed the revised estimate on [Redacted] [Redacted] , which was four business days prior to consummation. Please see page 6 of the attached disclosure for the DocuSign audit trail for proof that the consumer received the disclosures on [Redacted] [Redacted] .
																							REVIEWER - GENERAL COMMENT [Redacted]: [Redacted] received proof of receipt on [Redacted] of the [Redacted] LE. However, this would not have been the 4th business days prior to consumation date. Consumation date [Redacted] [Redacted] . Counting back, [Redacted] day[Redacted] 1 [Redacted] , [Redacted] day [Redacted] [Redacted] , [Redacted] [Redacted] not counted, [Redacted] day [Redacted] [Redacted] and [Redacted] [Redacted] is day [Redacted] . The LE should have been received by borrower on [Redacted] or earlier to make [Redacted] consummation date and as per the regulation quoted.	Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000011	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1	1	1	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $301.50 exceeds tolerance of $233.00 plus 10% or $256.30. Sufficient or excess cure was provided to the borrower at Closing. (0)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $123.54 exceeds tolerance of $110.00.  Sufficient or excess cure was provided to the borrower at Closing. (7520)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $92.70 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7507)		REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000012	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000013	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - Self-Employed Tax Return Recency - QM: General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redacted], Most Recent Tax Return End Date [Redacted], Tax Return Due Date [Redacted]. ([Redacted]/Schedule K-1 less than 25 Percent)
[2] Federal Compliance - Self-Employed Tax Return Recency - QM: General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redacted],  Most Recent Tax Return End Date [Redacted], Tax Return Due Date [Redacted]. ([Redacted]/Schedule K-1 less than 25 Percent)
[2] Federal Compliance - Self-Employed Tax Return Recency - QM: General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redacted],  Most Recent Tax Return End Date [Redacted], Tax Return Due Date [Redacted]. ([Redacted]/Schedule K-1 less than 25 Percent)
[2] Federal Compliance - Self-Employed Tax Return Recency - QM: General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redacted],  Most Recent Tax Return End Date [Redacted], Tax Return Due Date [Redacted]. ([Redacted]/Partnership)
[2] Federal Compliance - Self-Employed Tax Return Recency - QM: General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redacted],  Most Recent Tax Return End Date [Redacted], Tax Return Due Date [Redacted]. ([Redacted]/S-Corp)
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $263.00 exceeds tolerance of $182.00 plus 10% or $200.20. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - Self-Employed Tax Return Recency - QM: Exception is an ATR informative EV2 (non-material) exception and is set because, although extensions may have been filed, the loan is being qualified on income that is not considered most recent. Exception can be left open or waived as it cannot be cured or cleared.
Federal Compliance - Self-Employed Tax Return Recency - QM: Exception is an ATR informative EV2 (non-material) exception and is set because, although extensions may have been filed, the loan is being qualified on income that is not considered most recent.  Exception can be left open or waived as it cannot be cured or cleared.
Federal Compliance - Self-Employed Tax Return Recency - QM: Exception is an ATR informative EV2 (non-material) exception and is set because, although extensions may have been filed, the loan is being qualified on income that is not considered most recent.  Exception can be left open or waived as it cannot be cured or cleared.
Federal Compliance - Self-Employed Tax Return Recency - QM: Exception is an ATR informative EV2 (non-material) exception and is set because, although extensions may have been filed, the loan is being qualified on income that is not considered most recent.  Exception can be left open or waived as it cannot be cured or cleared.
Federal Compliance - Self-Employed Tax Return Recency - QM: Exception is an ATR informative EV2 (non-material) exception and is set because, although extensions may have been filed, the loan is being qualified on income that is not considered most recent. Exception can be left open or waived as it cannot be cured or cleared.	SELLER - GENERAL COMMENT [Redacted]: [Redacted] is OK with this being an observation. It is not a defect or finding if the borrower filed a tax extension with the IRS for the [Redacted] returns, the most recent return available would be [Redacted]. [Redacted] qualified the borrower based on the [Redacted] returns.
REVIEWER - WAIVED COMMENT [Redacted]: EV [Redacted]
SELLER - GENERAL COMMENT [Redacted]: [Redacted] is OK with this being an observation.  It is not a defect or finding if the borrower filed a tax extension with the [Redacted] for the [Redacted] returns, the most recent return available would be [Redacted].  [Redacted] qualified the borrower based on the [Redacted] returns.
REVIEWER - WAIVED COMMENT [Redacted]: EV [Redacted]
SELLER - GENERAL COMMENT [Redacted]: [Redacted] is OK with this being an observation.  It is not a defect or finding if the borrower filed a tax extension with the [Redacted] for the [Redacted] returns, the most recent return available would be [Redacted].  [Redacted] qualified the borrower based on the [Redacted] returns.
REVIEWER - WAIVED COMMENT [Redacted]: EV [Redacted]
SELLER - GENERAL COMMENT [Redacted]: [Redacted] is OK with this being an observation.  It is not a defect or finding if the borrower filed a tax extension with the [Redacted] for the [Redacted] returns, the most recent return available would be [Redacted].  [Redacted] qualified the borrower based on the [Redacted] returns.
REVIEWER - WAIVED COMMENT [Redacted]: EV [Redacted]
SELLER - GENERAL COMMENT [Redacted]: [Redacted] is OK with this being an observation.  It is not a defect or finding if the borrower filed a tax extension with the [Redacted] for the [Redacted] returns, the most recent return available would be [Redacted].  [Redacted] qualified the borrower based on the [Redacted] returns.
REVIEWER - WAIVED COMMENT [Redacted]: EV [Redacted]
																							REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing				-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000014	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Second Home	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000015	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Second Home	Purchase	Safe Harbor QM (APOR)	2	1				2	[2] Value Discrepancy - Loan is to be securitized, and was originated with an Appraisal Waiver. Highest level secondary valuation supports the value. There is a lower level tertiary product that does not support the qualifying value. Sec ID: 43: Note Date: [Redacted]; Lien Position: 1			1							-	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B	B	B	B	B	B
XXX	2025-03000016	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $165.50 exceeds tolerance of $79.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)		REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000017	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $892.70 exceeds tolerance of $750.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)						-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000018	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000019	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000021	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Second Home	Purchase	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - Self-Employed Tax Return Recency - QM: General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redacted], Most Recent Tax Return End Date [Redacted], Tax Return Due Date [Redacted]. ([Redacted]/Schedule K-1 less than 25 Percent)
[2] Federal Compliance - Self-Employed Tax Return Recency - QM: General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redacted],  Most Recent Tax Return End Date [Redacted], Tax Return Due Date [Redacted]. [Redacted]/Schedule K-1 less than 25 Percent)
[2] Federal Compliance - Self-Employed Tax Return Recency - QM: General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redacted],  Most Recent Tax Return End Date [Redacted], Tax Return Due Date [Redacted]. ([Redacted]/Schedule K-1 less than 25 Percent)
[2] Federal Compliance - Self-Employed Tax Return Recency - QM: General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redacted],  Most Recent Tax Return End Date [Redacted], Tax Return Due Date [Redacted]. ([Redacted]/Schedule K-1 less than 25 Percent)
[2] Federal Compliance - Self-Employed Tax Return Recency - QM: General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redacted],  Most Recent Tax Return End Date [Redacted], Tax Return Due Date [Redacted]. ([Redacted]/S-Corp)
[2] Federal Compliance - Self-Employed Tax Return Recency - QM: General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redacted],  Most Recent Tax Return End Date [Redacted], Tax Return Due Date [Redacted]. ([Redacted]/Partnership)
[2] Federal Compliance - Self-Employed Tax Return Recency - QM: General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redacted],  Most Recent Tax Return End Date [Redacted], Tax Return Due Date [Redacted]. ([Redacted]/Partnership)
[2] Federal Compliance - Self-Employed Tax Return Recency - QM: General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redacted],  Most Recent Tax Return End Date [Redacted], Tax Return Due Date [Redacted]. ([Redacted]/S-Corp)
[2] Federal Compliance - Self-Employed Tax Return Recency - QM: General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redacted],  Most Recent Tax Return End Date [Redacted], Tax Return Due Date [Redacted]. ([Redacted]/Partnership)
[2] Federal Compliance - Self-Employed Tax Return Recency - QM: General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redacted],  Most Recent Tax Return End Date [Redacted], Tax Return Due Date [Redacted]. ([Redacted]/Partnership)
[2] Federal Compliance - Self-Employed Tax Return Recency - QM: General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redacted],  Most Recent Tax Return End Date [Redacted], Tax Return Due Date [Redacted]. ([Redacted]/S-Corp)
[2] Federal Compliance - Self-Employed Tax Return Recency - QM: General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redacted],  Most Recent Tax Return End Date [Redacted], Tax Return Due Date [Redacted]. ([Redacted]/S-Corp)
[2] Federal Compliance - Self-Employed Tax Return Recency - QM: General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redacted],  Most Recent Tax Return End Date [Redacted], Tax Return Due Date [Redacted]. ([Redacted]/S-Corp)
[2] Federal Compliance - Self-Employed Tax Return Recency - QM: General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redacted],  Most Recent Tax Return End Date [Redacted], Tax Return Due Date [Redacted]. ([Redacted]/Partnership)
[2] Federal Compliance - Self-Employed Tax Return Recency - QM: General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redacted],  Most Recent Tax Return End Date [Redacted], Tax Return Due Date [Redacted]. ([Redacted]/Partnership)
[2] Federal Compliance - Self-Employed Tax Return Recency - QM: General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redacted],  Most Recent Tax Return End Date [Redacted], Tax Return Due Date [Redacted]. ([Redacted]/Partnership)
[2] Federal Compliance - Self-Employed Tax Return Recency - QM: General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redacted],  Most Recent Tax Return End Date [Redacted], Tax Return Due Date [Redacted]. ([Redacted]/Partnership)
[2] Federal Compliance - Self-Employed Tax Return Recency - QM: General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redacted],  Most Recent Tax Return End Date [Redacted], Tax Return Due Date [Redacted]. ([Redacted]/Partnership)
[2] Federal Compliance - Self-Employed Tax Return Recency - QM: General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redacted],  Most Recent Tax Return End Date [Redacted], Tax Return Due Date [Redacted]. ([Redacted]/Partnership)
[2] Federal Compliance - Self-Employed Tax Return Recency - QM: General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redacted],  Most Recent Tax Return End Date [Redacted], Tax Return Due Date [Redacted]. ([Redacted]/Partnership)
[2] Federal Compliance - Self-Employed Tax Return Recency - QM: General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redacted],  Most Recent Tax Return End Date [Redacted], Tax Return Due Date [Redacted]. ([Redacted]/Partnership)
[2] Federal Compliance - Self-Employed Tax Return Recency - QM: General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redacted],  Most Recent Tax Return End Date [Redacted], Tax Return Due Date [Redacted]. ([Redacted]/Partnership)
[2] Federal Compliance - Self-Employed Tax Return Recency - QM: General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redacted],  Most Recent Tax Return End Date [Redacted], Tax Return Due Date [Redacted]. ([Redacted]/S-Corp)
[2] Federal Compliance - Self-Employed Tax Return Recency - QM: General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redacted],  Most Recent Tax Return End Date [Redacted], Tax Return Due Date [Redacted]. ([Redacted]/Partnership)
[2] Federal Compliance - Self-Employed Tax Return Recency - QM: General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redacted],  Most Recent Tax Return End Date [Redacted], Tax Return Due Date [Redacted]. ([Redacted]/S-Corp)
[2] Federal Compliance - Self-Employed Tax Return Recency - QM: General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redacted],  Most Recent Tax Return End Date [Redacted], Tax Return Due Date [Redacted]. ([Redacted]Partnership)
[2] Federal Compliance - Self-Employed Tax Return Recency - QM: General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redacted],  Most Recent Tax Return End Date [Redacted], Tax Return Due Date [Redacted]. ([Redacted]/S-Corp)
[2] Federal Compliance - Self-Employed Tax Return Recency - QM: General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redacted],  Most Recent Tax Return End Date [Redacted], Tax Return Due Date [Redacted]. ([Redacted]/Partnership)
[2] Federal Compliance - Self-Employed Tax Return Recency - QM: General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redacted],  Most Recent Tax Return End Date [Redacted], Tax Return Due Date [Redacted]. ([Redacted]/S-Corp)
[2] Federal Compliance - Self-Employed Tax Return Recency - QM: General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redacted],  Most Recent Tax Return End Date [Redacted], Tax Return Due Date [Redacted]. ([Redacted]/S-Corp)
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $201.00 exceeds tolerance of $182.00 plus 10% or $200.20. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - Self-Employed Tax Return Recency - QM: Exception is an ATR informative EV2 (non-material) exception and is set because, although extensions may have been filed, the loan is being qualified on income that is not considered most recent. Exception can be left open or waived as it cannot be cured or cleared.
Federal Compliance - Self-Employed Tax Return Recency - QM: Exception is an ATR informative EV2 (non-material) exception and is set because, although extensions may have been filed, the loan is being qualified on income that is not considered most recent.  Exception can be left open or waived as it cannot be cured or cleared.
Federal Compliance - Self-Employed Tax Return Recency - QM: Exception is an ATR informative EV2 (non-material) exception and is set because, although extensions may have been filed, the loan is being qualified on income that is not considered most recent.  Exception can be left open or waived as it cannot be cured or cleared.
Federal Compliance - Self-Employed Tax Return Recency - QM: Exception is an ATR informative EV2 (non-material) exception and is set because, although extensions may have been filed, the loan is being qualified on income that is not considered most recent.  Exception can be left open or waived as it cannot be cured or cleared.
Federal Compliance - Self-Employed Tax Return Recency - QM: Exception is an ATR informative EV2 (non-material) exception and is set because, although extensions may have been filed, the loan is being qualified on income that is not considered most recent.  Exception can be left open or waived as it cannot be cured or cleared.
Federal Compliance - Self-Employed Tax Return Recency - QM: Exception is an ATR informative EV2 (non-material) exception and is set because, although extensions may have been filed, the loan is being qualified on income that is not considered most recent.  Exception can be left open or waived as it cannot be cured or cleared.
Federal Compliance - Self-Employed Tax Return Recency - QM: Exception is an ATR informative EV2 (non-material) exception and is set because, although extensions may have been filed, the loan is being qualified on income that is not considered most recent.  Exception can be left open or waived as it cannot be cured or cleared.
Federal Compliance - Self-Employed Tax Return Recency - QM: Exception is an ATR informative EV2 (non-material) exception and is set because, although extensions may have been filed, the loan is being qualified on income that is not considered most recent.  Exception can be left open or waived as it cannot be cured or cleared.
Federal Compliance - Self-Employed Tax Return Recency - QM: Exception is an ATR informative EV2 (non-material) exception and is set because, although extensions may have been filed, the loan is being qualified on income that is not considered most recent.  Exception can be left open or waived as it cannot be cured or cleared.
Federal Compliance - Self-Employed Tax Return Recency - QM: Exception is an ATR informative EV2 (non-material) exception and is set because, although extensions may have been filed, the loan is being qualified on income that is not considered most recent.  Exception can be left open or waived as it cannot be cured or cleared.
Federal Compliance - Self-Employed Tax Return Recency - QM: Exception is an ATR informative EV2 (non-material) exception and is set because, although extensions may have been filed, the loan is being qualified on income that is not considered most recent.  Exception can be left open or waived as it cannot be cured or cleared.
Federal Compliance - Self-Employed Tax Return Recency - QM: Exception is an ATR informative EV2 (non-material) exception and is set because, although extensions may have been filed, the loan is being qualified on income that is not considered most recent.  Exception can be left open or waived as it cannot be cured or cleared.
Federal Compliance - Self-Employed Tax Return Recency - QM: Exception is an ATR informative EV2 (non-material) exception and is set because, although extensions may have been filed, the loan is being qualified on income that is not considered most recent.  Exception can be left open or waived as it cannot be cured or cleared.
Federal Compliance - Self-Employed Tax Return Recency - QM: Exception is an ATR informative EV2 (non-material) exception and is set because, although extensions may have been filed, the loan is being qualified on income that is not considered most recent.  Exception can be left open or waived as it cannot be cured or cleared.
Federal Compliance - Self-Employed Tax Return Recency - QM: Exception is an ATR informative EV2 (non-material) exception and is set because, although extensions may have been filed, the loan is being qualified on income that is not considered most recent.  Exception can be left open or waived as it cannot be cured or cleared.
Federal Compliance - Self-Employed Tax Return Recency - QM: Exception is an ATR informative EV2 (non-material) exception and is set because, although extensions may have been filed, the loan is being qualified on income that is not considered most recent.  Exception can be left open or waived as it cannot be cured or cleared.
Federal Compliance - Self-Employed Tax Return Recency - QM: Exception is an ATR informative EV2 (non-material) exception and is set because, although extensions may have been filed, the loan is being qualified on income that is not considered most recent.  Exception can be left open or waived as it cannot be cured or cleared.
Federal Compliance - Self-Employed Tax Return Recency - QM: Exception is an ATR informative EV2 (non-material) exception and is set because, although extensions may have been filed, the loan is being qualified on income that is not considered most recent.  Exception can be left open or waived as it cannot be cured or cleared.
Federal Compliance - Self-Employed Tax Return Recency - QM: Exception is an ATR informative EV2 (non-material) exception and is set because, although extensions may have been filed, the loan is being qualified on income that is not considered most recent.  Exception can be left open or waived as it cannot be cured or cleared.
Federal Compliance - Self-Employed Tax Return Recency - QM: Exception is an ATR informative EV2 (non-material) exception and is set because, although extensions may have been filed, the loan is being qualified on income that is not considered most recent.  Exception can be left open or waived as it cannot be cured or cleared.
Federal Compliance - Self-Employed Tax Return Recency - QM: Exception is an ATR informative EV2 (non-material) exception and is set because, although extensions may have been filed, the loan is being qualified on income that is not considered most recent.  Exception can be left open or waived as it cannot be cured or cleared.
Federal Compliance - Self-Employed Tax Return Recency - QM: Exception is an ATR informative EV2 (non-material) exception and is set because, although extensions may have been filed, the loan is being qualified on income that is not considered most recent.  Exception can be left open or waived as it cannot be cured or cleared.
Federal Compliance - Self-Employed Tax Return Recency - QM: Exception is an ATR informative EV2 (non-material) exception and is set because, although extensions may have been filed, the loan is being qualified on income that is not considered most recent.  Exception can be left open or waived as it cannot be cured or cleared.
Federal Compliance - Self-Employed Tax Return Recency - QM: Exception is an ATR informative EV2 (non-material) exception and is set because, although extensions may have been filed, the loan is being qualified on income that is not considered most recent.  Exception can be left open or waived as it cannot be cured or cleared.
Federal Compliance - Self-Employed Tax Return Recency - QM: Exception is an ATR informative EV2 (non-material) exception and is set because, although extensions may have been filed, the loan is being qualified on income that is not considered most recent.  Exception can be left open or waived as it cannot be cured or cleared.
Federal Compliance - Self-Employed Tax Return Recency - QM: Exception is an ATR informative EV2 (non-material) exception and is set because, although extensions may have been filed, the loan is being qualified on income that is not considered most recent.  Exception can be left open or waived as it cannot be cured or cleared.
Federal Compliance - Self-Employed Tax Return Recency - QM: Exception is an ATR informative EV2 (non-material) exception and is set because, although extensions may have been filed, the loan is being qualified on income that is not considered most recent.  Exception can be left open or waived as it cannot be cured or cleared.
Federal Compliance - Self-Employed Tax Return Recency - QM: Exception is an ATR informative EV2 (non-material) exception and is set because, although extensions may have been filed, the loan is being qualified on income that is not considered most recent.  Exception can be left open or waived as it cannot be cured or cleared.
Federal Compliance - Self-Employed Tax Return Recency - QM: Exception is an ATR informative EV2 (non-material) exception and is set because, although extensions may have been filed, the loan is being qualified on income that is not considered most recent.  Exception can be left open or waived as it cannot be cured or cleared.
Federal Compliance - Self-Employed Tax Return Recency - QM: Exception is an ATR informative EV2 (non-material) exception and is set because, although extensions may have been filed, the loan is being qualified on income that is not considered most recent. Exception can be left open or waived as it cannot be cured or cleared.	REVIEWER - WAIVED COMMENT [Redacted]: Waived
REVIEWER - WAIVED COMMENT [Redacted]: Waived
REVIEWER - WAIVED COMMENT [Redacted]: Waived
REVIEWER - WAIVED COMMENT [Redacted]: Waived
REVIEWER - WAIVED COMMENT [Redacted]: Waived
REVIEWER - WAIVED COMMENT [Redacted]: Waived
REVIEWER - WAIVED COMMENT [Redacted]: Waived
REVIEWER - WAIVED COMMENT [Redacted]: Waived
REVIEWER - WAIVED COMMENT [Redacted]: Waived
REVIEWER - WAIVED COMMENT [Redacted]: Waived
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: [Redacted] agrees that this exception cannot be cured as borrower filed [Redacted] Tax Extensions.
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: [Redacted] agrees that this exception cannot be cured as borrower filed [Redacted] Tax Extensions.
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: [Redacted] agrees that this exception cannot be cured as borrower filed [Redacted] Tax Extensions.
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: [Redacted] agrees that this exception cannot be cured as borrower filed [Redacted] Tax Extensions.
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: [Redacted] agrees that this exception cannot be cured as borrower filed [Redacted] Tax Extensions.
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: [Redacted] agrees that this exception cannot be cured as borrower filed [Redacted] Tax Extensions.
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: [Redacted] agrees that this exception cannot be cured as borrower filed [Redacted] Tax Extensions.
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: [Redacted] agrees that this exception cannot be cured as borrower filed [Redacted] Tax Extensions.
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: [Redacted] agrees that this exception cannot be cured as borrower filed [Redacted] Tax Extensions.
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: [Redacted] agrees that this exception cannot be cured as borrower filed [Redacted] Tax Extensions.
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: [Redacted] agrees that this exception cannot be cured as borrower filed [Redacted] Tax Extensions.
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: [Redacted] agrees that this exception cannot be cured as borrower filed [Redacted] Tax Extensions.
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: [Redacted] agrees that this exception cannot be cured as borrower filed [Redacted] Tax Extensions.
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: [Redacted] agrees that this exception cannot be cured as borrower filed [Redacted] Tax Extensions.
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: [Redacted] agrees that this exception cannot be cured as borrower filed [Redacted] Tax Extensions.
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: [Redacted] agrees that this exception cannot be cured as borrower filed [Redacted] Tax Extensions.
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: [Redacted] agrees that this exception cannot be cured as borrower filed [Redacted] Tax Extensions.
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: [Redacted] agrees that this exception cannot be cured as borrower filed [Redacted] Tax Extensions.
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: [Redacted] agrees that this exception cannot be cured as borrower filed [Redacted] Tax Extensions.
REVIEWER - WAIVED COMMENT [Redacted]: Waived
																							REVIEWER - CURED COMMENT [Redacted]: [Redacted] Cure Provided At Closing				-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000022	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - Self-Employed Tax Return Recency - QM: General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redacted], Most Recent Tax Return End Date [Redacted], Tax Return Due Date [Redacted]. ([Redacted]/S-Corp)
[2] Federal Compliance - Self-Employed Tax Return Recency - QM: General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redacted],  Most Recent Tax Return End Date [Redacted], Tax Return Due Date [Redacted]. ([Redacted]/S-Corp)
[2] Federal Compliance - Self-Employed Tax Return Recency - QM: General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redacted],  Most Recent Tax Return End Date [Redacted], Tax Return Due Date [Redacted]. ([Redacted]./S-Corp)
[2] Federal Compliance - Self-Employed Tax Return Recency - QM: General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redacted],  Most Recent Tax Return End Date [Redacted], Tax Return Due Date [Redacted]. ([Redacted]/S-Corp)
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $267.00 exceeds tolerance of $182.00 plus 10% or $200.20. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - Self-Employed Tax Return Recency - QM: Exception is an ATR informative EV2 (non-material) exception and is set because, although extensions for 2023 have been filed, the loan is being qualified on income from the years 2022 and 2021 Business Returns.
Federal Compliance - Self-Employed Tax Return Recency - QM: Exception is an ATR informative EV2 (non-material) exception and is set because, although extensions for 2023 have been filed, the loan is being qualified on income from the years 2022 and 2021 Business Returns.
Federal Compliance - Self-Employed Tax Return Recency - QM: Exception is an ATR informative EV2 (non-material) exception and is set because, although extensions for 2023 have been filed, the loan is being qualified on income from the years 2022 and 2021 Business Returns.
Federal Compliance - Self-Employed Tax Return Recency - QM: Exception is an ATR informative EV2 (non-material) exception and is set because, although extensions for 2023 have been filed, the loan is being qualified on income from the years 2022 and 2021 Business Returns.	SELLER - GENERAL COMMENT [Redacted]: [Redacted] agrees that exception cannot be cleared due to borrowers filed [Redacted] Tax extensions.
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: [Redacted] agrees that exception cannot be cleared due to borrowers filed  [Redacted] Tax extensions.
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: [Redacted] agrees that exception cannot be cleared due to borrowers filed  [Redacted] Tax extensions.
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: [Redacted] agrees that exception cannot be cleared due to borrowers filed  [Redacted] Tax extensions.
REVIEWER - WAIVED COMMENT [Redacted]: Waived
																							REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing				-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000023	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Second Home	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000024	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000025	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000026	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000027	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	1	1	1	1	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $3,853.58 exceeds tolerance of $3,025.00 plus 10% or $3,327.50. Sufficient or excess cure was provided to the borrower at Closing. (0)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $329.00 exceeds tolerance of $0.00.  Sufficient or excess cure was provided to the borrower at Closing. (8304)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $775.00 exceeds tolerance of $525.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)		REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000028	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000029	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Prima[Redacted]024)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Of Employment Fee.  Fee Amount of $142.00 exceeds tolerance of $100.00.  Sufficient or excess cure was provided to the borrower at Closing. (7571)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $123.60 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7507)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Evidence of appraisal receipt not provided.	SELLER - GENERAL COMMENT [Redacted]: Please see the attached TRID Disclosure History and Appraisal Package that shows the borrower was sent the Appraisal Package on [Redacted] and consented to it on [Redacted] This meets the [Redacted] cool off before the closing date of [Redacted].
SELLER - GENERAL COMMENT [Redacted]: Please see the attached TRID Disclosure History and Appraisal Package that shows the borrower was sent the Appraisal Package on[Redacted] and consented to it on[Redacted]. This meets the [Redacted] business day cool off before the closing date of [Redacted].
REVIEWER - GENERAL COMMENT [Redacted]: Need evidence appraisal delivery for report date of [Redacted].
SELLER - GENERAL COMMENT [Redacted]: Disagree - Our [Redacted] states that [Redacted] will buy [Redacted]as long as all the requirements were met as they were on this loan. Please see the attached document that shows the borrower received the Appraisal on [Redacted]. Revised appraisals simply due to clerical changes only with no change in value given at or prior to closing are considered [Redacted] Compliant
REVIEWER - WAIVED COMMENT [Redacted]: [Redacted] exception
REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing
																							REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000030	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000050	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - Self-Employed Tax Return Recency - QM: General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redacted], Most Recent Tax Return End Date [Redacted], Tax Return Due Date [Redacted]. ([Redacted]/S-Corp)	Federal Compliance - Self-Employed Tax Return Recency - QM: Exception is an ATR informative EV2 (non-material) exception and is set because, although extensions may have been filed, the loan is being qualified on income that is not considered most recent. Exception can be left open or waived as it cannot be cured or cleared.	SELLER - GENERAL COMMENT [Redacted]: Since this is a [Redacted] Exception can you please mark it as waived. Thank you! REVIEWER - WAIVED COMMENT [Redacted]: Waived				-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000051	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Second Home	Purchase	Safe Harbor QM (APOR)	2	2	[2] Application / Processing - FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.: Disaster Name: XXXX Disaster Declaration Date: [Redacted]	SELLER - GENERAL COMMENT [Redacted]: [Redacted] End date was [Redacted] and this appraisal was done [Redacted]. We shouldn't need another Cert. REVIEWER - WAIVED COMMENT [Redacted]: Property inspected post disaster but [Redacted] declaration of disaster end date. Date of disaster: [Redacted]	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $374,988.03 is over disclosed by $695.00 compared to the calculated Amount Financed of $374,293.03 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [Redacted]). (Fin[Redacted]024)
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $562,389.33 is under disclosed by $695.00 compared to the calculated Finance Charge of $563,084.33 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]). (Fin[Redacted]024)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $85.00 exceeds tolerance of $77.00. Insufficient or no cure was provided to the borrower. (7580)	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: Amount financed over disclosed $695, it appears lender did not include Title - Attorney/Notary Fee as a finance charge. Federal Compliance - TRID Final Closing Disclosure Finance Charge: Finance Charge under disclosed $695, it appears lender did not include Title - Attorney/Notary Fee as a finance charge. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Tax service fee increased on 10/9/24 Loan Estimate without any valid change.	REVIEWER - GENERAL COMMENT [Redacted]: Provided email chain indicates attorney fee was to conduct closing, title search and recording legal documents. There are fees in place for the title search and recording fee. No closing fee was listed in the transaction. Without an itemization of attorney fees for actions in conducting the closing [Redacted] must test the attorney fee as a finance charge. Cure is required.
REVIEWER - CURED COMMENT [Redacted]: Cure docs received
SELLER - GENERAL COMMENT [Redacted]: This should clear both of these conditions
SELLER - GENERAL COMMENT [Redacted]: Corrective PCCD
REVIEWER - GENERAL COMMENT [Redacted]: [Redacted] received Corrected CD, LOE to borrower, copy of cure refund to borrower for $[Redacted] and proof of mailing.  However, this cure is related to the fee tolerance for the [Redacted][Redacted]fee and not associated to this separate violation.  In reviewing the Lender's compliance report, it appears lender did not include the Title-[Redacted]/[Redacted]fee of $[Redacted]and finance charges were underdisclosed by $[Redacted].  Typically a Title-[Redacted]type fee would be a finance charge.  If lender feels this Title-[Redacted]/[Redacted] [Redacted]is not a finance charge, [Redacted] would require a Lender Attestation giving the full purposes and services included in this fee and if separate services, the fee amount broken down for each service.  Upon receipt, [Redacted] can re-review and re-test acordingly.
SELLER - GENERAL COMMENT [Redacted]: Not an APR fee
REVIEWER - GENERAL COMMENT [Redacted]: As noted previously, based on the name of the $[Redacted]fee ("Title - Attorney/Notary Fee", it is unclear exactly what services were included in this fee and if any portion would be excludable from finance charges. For example, were portions of the fee for conducting the closing? doc prep? notary? Please provide evidence of the fee breakdown, such as invoice(s) and an attestation itemizing the fee or provide a cure with refund, LOE, and proof of delivery.
SELLER - GENERAL COMMENT [Redacted]: PCCD with explanation from closing/Title
SELLER - GENERAL COMMENT [Redacted]: This is the[Redacted]that the Title company sent to us with the Title work to show what the fee item was to be.
REVIEWER - GENERAL COMMENT [Redacted]: [Redacted] received [Redacted] PCCD, copy of title CD and LOE.  However, the information and the LOE does not state the purpose and services performed for that Title-Attorney Fee for $ [Redacted] which was disclosed in Section [Redacted]. As previously requested, it is unclear exactly what services were included in this fee and if any portion would be excludable from finance charges. For example, were portions of the fee for conducting the closing? doc prep? notary? Please provide evidence of the fee breakdown, such as invoice(s) and an attestation itemizing the fee or provide a cure with refund, LOE, and proof of delivery.
SELLER - GENERAL COMMENT [Redacted]: Hopefully this will do what you need.  I don't know what else we can get.  [Redacted] is an attorney state
SELLER - GENERAL COMMENT [Redacted]: Attorney LOX on fee
REVIEWER - GENERAL COMMENT [Redacted]: Provided email chain indicates attorney fee was to conduct closing, title search and recording legal documents.  There are fees in place for the title search and recording fee.  No closing fee was listed in the transaction.  Without an itemization of attorney fees for actions in conducting the closing [Redacted] must test the attorney fee as a finance charge.  Cure is required.
SELLER - GENERAL COMMENT [Redacted]: Our [Redacted] Department
REVIEWER - GENERAL COMMENT [Redacted]: Correspondence from attorney indicates there is no breakdown of fees and the fee is for conducting closing.  Under[Redacted]a)([Redacted]) closing attorney fee is considered a finance charge if the creditor requires the use of a closing agent and particular service.  A charge for conducting or attending a closing is a finance charge and may be excluded only if the charge is included in and is incidental to a lump-sum fee excluded under §[Redacted](c)([Redacted]).  The Attorney fee for $[Redacted]for this loan is not excludable under the lump sum rule as there are separately itemized [Redacted] charges and the attorney also confirmed the fee is for conducting the closing and not for other 4(c)([Redacted]) type services.
SELLER - GENERAL COMMENT [Redacted]: I'm hoping this will clear the remaining conditions
REVIEWER - CURED COMMENT [Redacted]: Cure docs received
SELLER - GENERAL COMMENT [Redacted]: Cure docs sent to borrower
SELLER - GENERAL COMMENT [Redacted]: PCCD
SELLER - GENERAL COMMENT [Redacted]: Hopefully PCCD clears this as well
																							REVIEWER - CURED COMMENT [Redacted]: [Redacted] received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has verified disposable income of at least $2500.00. Property inspected post disaster but pre-FEMA declaration of disaster end date. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000052	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000053	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Second Home	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] State Compliance - Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided): Maryland Mortgage Lending Regulations: Borrower did not receive disclosure on responsibility for payment of taxes and insurance.			State Compliance - Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided): Assignee liability is unclear.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000054	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000055	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Certification Fee. Fee Amount of $700.40 exceeds tolerance of $500.00. Sufficient or excess cure was provided to the borrower at Closing. (7517)	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: The application date is [Redacted] and the disclosure was provided [Redacted].	SELLER - GENERAL COMMENT [Redacted]: Please see attached Attestation Letter. The [Redacted] [Redacted] [Redacted] is only required when there are fees charged to the borrower which the [Redacted]/[Redacted]is [Redacted]with. There are no charges on this file at have [Redacted][Redacted].
REVIEWER - GENERAL COMMENT [Redacted]: [Redacted]
SELLER - GENERAL COMMENT [Redacted]: Please see attached Attestation Letter. The Affiliate Business Disclosure is only required when there are fees charged to the borrower which the broker/lender is affiliated with. There are no charges on this file at have affiliated payees.
SELLER - GENERAL COMMENT [Redacted]: Please see attached Attestation Letter. The Affiliate Business Disclosure is only required when there are fees charged to the borrower which the broker/lender is affiliated with. There are no charges on this file at have affiliated payees.
SELLER - GENERAL COMMENT [Redacted]: This loan is funded. Can you please clear this condition so we can remove from our reports?
REVIEWER - WAIVED COMMENT [Redacted]: Waived
																							REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000056	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000057	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000058	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000059	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $200.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75103)		REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000060	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000061	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $605.00 exceeds tolerance of $505.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Fee increased on Loan Estimate provided [Redacted] with no valid change evident.	REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000062	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $102.50 exceeds tolerance of $89.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)		REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000063	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000064	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Of Income Fee. Fee Amount of $154.56 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7572)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Verification of Income Fee increased on[Redacted] Closing Disclosure with no valid change evident.	SELLER - GENERAL COMMENT [Redacted]: Please see the attached Letter of Explanation, Refund Check, PCCD, and Proof of Delivery. REVIEWER - CURED COMMENT [Redacted]: [Redacted] received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000065	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000066	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - Self-Employed Tax Return Recency - QM: General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redacted], Most Recent Tax Return End Date [Redacted], Tax Return Due Date [Redacted]. ([Redacted]/S-Corp)	Federal Compliance - Self-Employed Tax Return Recency - QM: Exception is an ATR informative EV2 (non-material) exception and is set because, although extensions may have been filed, the loan is being qualified on income that is not considered most recent.	SELLER - GENERAL COMMENT [Redacted]: [Redacted]: Based on[Redacted], Allowable Age of Credit Documents and Federal Income Tax Returns, the applicable tax return years as still acceptable. REVIEWER - WAIVED COMMENT [Redacted]: Waived				-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000067	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000068	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000069	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Of Employment Fee. Fee Amount of $57.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7571)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Verification Of Employment Fee increased on [Redacted] Closing Disclosure with no valid change evident.	SELLER - GENERAL COMMENT [Redacted]: Please see the attached [Redacted], [Redacted], [Redacted], and Proof of Delivery. REVIEWER - CURED COMMENT [Redacted]: [Redacted] Received Corrected PCCD, LOE, [Redacted] and Proof of Mailing.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000070	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	2	[2] Application / Processing - FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.: Disaster Name: WILDFIRES AND STRAIGHT-LINE WINDS Disaster Declaration Date: [Redacted] [2] Document Error - The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	REVIEWER - WAIVED COMMENT [Redacted]: Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: [Redacted].	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Seconda[Redacted]024) [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated [Redacted] missing evidence of receipt.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

Property inspected post disaster but pre-FEMA declaration of disaster end date.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The qualifying DTI on the loan is less than or equal to 35%.

The refinance has decreased the borrower's monthly debt payments by 20% or more.

The representative FICO score exceeds the guideline minimum by at least 40 points.

																									The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000071	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Second Home	Purchase	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of $458.21 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7723)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Survey Fee added on [Redacted] Closing Disclosure with no valid change evident.	SELLER - GENERAL COMMENT [Redacted]: CIC
REVIEWER - GENERAL COMMENT [Redacted]: [Redacted] received COC dated [Redacted] stating fee of [Redacted]  is required as per title however, the survey fee was disclosed [Redacted]  on CD and also, the reason provided for adding survey fee is not sufficient as to when the information was received to the lender a if the lender has required the survey or it is title required, and borrower chosen. Please provide additional information to verify the change or attestation if the survey was not required by lender.
SELLER - GENERAL COMMENT [Redacted]: [Redacted]
																							REVIEWER - CURED COMMENT [Redacted]: [Redacted] received [Redacted] .	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000072	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000073	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000074	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000075	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Of Employment Fee. Fee Amount of $223.65 exceeds tolerance of $150.00. Sufficient or excess cure was provided to the borrower at Closing. (7571)		REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000076	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Prima[Redacted]024)
[2] Federal Compliance - Self-Employed Tax Return Recency - QM: General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redacted],  Most Recent Tax Return End Date [Redacted], Tax Return Due Date [Redacted]. (Mulanax,Tom TMJG Equipment, LLC/Partnership)
[2] Federal Compliance - Self-Employed Tax Return Recency - QM: General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redacted], Most Recent Tax Return End Date [Redacted], Tax Return Due Date [Redacted]. (Mulanax,Tom Mulanax Insurance Agency, Inc/S-Corp)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal Report dated 10/9/2024 missing evidence of receipt.
Federal Compliance - Self-Employed Tax Return Recency - QM: Exception is an ATR informative EV2 (non-material) exception and is set because, although extensions may have been filed, the loan is being qualified on income that is not considered most recent.  Exception can be left open or waived as it cannot be cured or cleared.
																						Federal Compliance - Self-Employed Tax Return Recency - QM: Exception is an ATR informative EV2 (non-material) exception and is set because, although extensions may have been filed, the loan is being qualified on income that is not considered most recent. Exception can be left open or waived as it cannot be cured or cleared.	SELLER - GENERAL COMMENT [Redacted]: please clear/waive grade [Redacted] exception SELLER - GENERAL COMMENT [Redacted]: please clear/waive grade [Redacted] exceptions. REVIEWER - WAIVED COMMENT [Redacted]: Waived REVIEWER - WAIVED COMMENT [Redacted]: [Redacted] REVIEWER - WAIVED COMMENT [Redacted]: [Redacted]				-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000077	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000078	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee.  Fee Amount of $425.00 exceeds tolerance of $395.00.  Sufficient or excess cure was provided to the borrower at Closing. (77169)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $950.00 exceeds tolerance of $200.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - ECOA Appraisal Disclosure - ECOA Status: Missing evidence of receipt of the right to receive a copy of the appraisal disclosure and LE.	SELLER - GENERAL COMMENT [Redacted]: please clear/ waive grade [Redacted] excpetions REVIEWER - WAIVED COMMENT [Redacted]: Waived SELLER - GENERAL COMMENT [Redacted]: please clear/waive grade [Redacted] exceptions REVIEWER - WAIVED COMMENT [Redacted]: Waived REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000079	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of 18,978.12 on Final Closing Disclosure provided on [Redacted] are overdisclosed. (Fin[Redacted]023)
[3] Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (Fin[Redacted]023)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2634752)
[3] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment - Fixed Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a maximum periodic principal and interest payment for payment stream 1 that does not match the actual maximum payment for the loan. (ProjSeq:1/2634752)
[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated [Redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initi[Redacted]023)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2634752)
[1] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] did not disclose the Monthly Escrow Payment. (Fin[Redacted]023)	Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018 Construction Permanent: Loan is a construction loan with Interest only for 12 months.
Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: Loan is a construction loan with Interest only for 12 months.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: Loan is a construction loan with Interest only for 12 months.
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment - Fixed Rate: Loan is a construction loan with Interest only for 12 months.
Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: The earliest dated E-Consent is[Redacted] which was after the date of the initial Loan Estimate provided electronically issued XXXX.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed Test: EV1.	REVIEWER - WAIVED COMMENT [Redacted]: [Redacted]
SELLER - GENERAL COMMENT [Redacted]: please clear/waive grade 2 exception
REVIEWER - WAIVED COMMENT [Redacted]: Waived
REVIEWER - WAIVED COMMENT [Redacted]: [Redacted]
REVIEWER - WAIVED COMMENT [Redacted]: [Redacted]
REVIEWER - WAIVED COMMENT [Redacted]: [Redacted]
REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000080	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Construction-Permanent	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Maximum Payment amount and period that does not match the actual terms for the loan. (Fin[Redacted]023)
[3] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Construction Permanent Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/2634658)
[3] Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (Fin[Redacted]023)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2634658)
[3] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment - Fixed Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a maximum periodic principal and interest payment for payment stream 1 that does not match the actual maximum payment for the loan. (ProjSeq:1/2634658)
[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 25,422.12 on Final Closing Disclosure provided on [Redacted] are overdisclosed. (Fin[Redacted]023)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Prima[Redacted]023)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2634658)
[1] Federal Compliance - TRID Lender Credit Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of $0.00 exceeds tolerance of $-5,974.00. Sufficient or excess cure was provided to the borrower at Closing. (9300)
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $252.00 exceeds tolerance of $180.00 plus 10% or $198.00. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: Maximum payment per AP Table is $8,082.00. Calculated amount is $8,182.00.
Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Construction Permanent Test: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: Final Closing Disclosure provided on [Redacted] disclosed a Principal and Interest Payment that does not match the actual payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment - Fixed Rate: Final Closing Disclosure provided on [Redacted] disclosed a maximum periodic principal and interest payment for payment stream 1 that does not match the actual maximum payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: Amount of Estimated Property Costs over Year 1 of 25,422.12 on Final Closing Disclosure provided on [Redacted] are overdisclosed.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence of appraisal receipt not provided.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: Final Closing Disclosure provided on [Redacted] disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan.
Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: \	REVIEWER - WAIVED COMMENT [Redacted]: [Redacted]
REVIEWER - WAIVED COMMENT [Redacted]: [Redacted]
SELLER - GENERAL COMMENT [Redacted]: please clear/waive grade 2 exception
REVIEWER - WAIVED COMMENT [Redacted]: Waived
REVIEWER - WAIVED COMMENT [Redacted]: [Redacted]
REVIEWER - WAIVED COMMENT [Redacted]: [Redacted]
REVIEWER - WAIVED COMMENT [Redacted]: [Redacted]
SELLER - GENERAL COMMENT [Redacted]: please clear/waive grade 2 exception
REVIEWER - WAIVED COMMENT [Redacted]: Waived
REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Construction Permanent Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000081	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $321.00 exceeds tolerance of $214.00 plus 10% or $235.40. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: Recording Fee increased on [Redacted] Closing Disclosure with no valid change evident.	REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000082	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Second Home	Refinance Rate/Term	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000083	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000084	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Document Error - The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.			1				1							-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000085	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000086	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000087	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000088	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000089	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000090	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000091	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000092	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $126.00 exceeds tolerance of $85.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)		REVIEWER - CURED COMMENT [Redacted]: [Redacted] Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000093	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000094	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: [Redacted] Disaster End Date: [Redacted] Disaster Name: XXXX Disaster Declaration Date: [Redacted] [2] General - Title Policy Coverage is less than Original Loan Amount.: The Title Policy Amount of $XXXX is less than the note amount of $XXXX based on the Commitment in file.	REVIEWER - WAIVED COMMENT [Redacted]: [Redacted] completed after the incident start date reflects no damages. [Redacted] meets client [Redacted]. BUYER - WAIVED COMMENT [Redacted]: [Redacted] acknowledges exception, no [Redacted] to [Redacted].	1	1	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

Property inspected post disaster but pre-FEMA declaration of disaster end date.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The representative FICO score exceeds the guideline minimum by at least 40 points.

																									The representative FICO score is above 680.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000095	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Second Home	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000096	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Second Home	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000097	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Second Home	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000098	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Second Home	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000099	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000100	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000101	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Second Home	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Seconda[Redacted]025)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Field report dated [Redacted] missing evidence of receipt.	SELLER - GENERAL COMMENT [Redacted]: Field review delivered to borrower [Redacted] REVIEWER - WAIVED COMMENT [Redacted]: Appraisal provided on [Redacted] which is not [Redacted] business days prior to closing with no waiver in file. Exception to remain [Redacted].				-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000102	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Second Home	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000103	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Second Home	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000104	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Second Home	Purchase	Safe Harbor QM (APOR)	2	1				2	[2] Appraisal Documentation - Loan is to be securitized, and was originated with an Appraisal Waiver. Supporting secondary BPO was provided. Sec ID: 30: Note Date: [Redacted]; Lien Position: 1			1							-	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B	B	B	B	B	B
XXX	2025-03000105	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Second Home	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000106	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Second Home	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.		SELLER - GENERAL COMMENT [Redacted]: Affiliated Business Disclosure acknowledgement SELLER - GENERAL COMMENT [Redacted]: Initial disclosure attachment SELLER - GENERAL COMMENT [Redacted]: Timeline showing intent to proceed acknowledged REVIEWER - WAIVED COMMENT [Redacted]: Exception to remain [Redacted] without signature.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000107	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	2	[2] General - Title Policy Coverage is less than Original Loan Amount.: The Title Policy Amount of $XXXX is less than the note amount of $XXXX based on the Commitment in file.		SELLER - GENERAL COMMENT [Redacted]: [Redacted] Exception Per [Redacted] FUBM does not have to address. Please mark as "Waived" Thank you, XXXX REVIEWER - WAIVED COMMENT [Redacted]: Waived	1				1							-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000108	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000109	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000110	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000111	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000112	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow - Reason: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the loan will have an escrow account. (Fin[Redacted]024)	Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow - Reason: Final Closing Disclosure provided on [Redacted] did not disclose a reason for not having an escrow account on page 4.	SELLER - GENERAL COMMENT [Redacted]: PCCD SELLER - GENERAL COMMENT [Redacted]: LOE REVIEWER - CURED COMMENT [Redacted]: [Redacted] Received Corrected PCCD and LOE.	Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow - Reason: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000113	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Construction Permanent Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/2699728)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2699728)
[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 30,202.92 on Final Closing Disclosure provided on [Redacted] are overdisclosed. (Fin[Redacted]024)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $242.00 exceeds tolerance of $180.00 plus 10% or $198.00. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Construction Permanent Test: Interest only for 12 months.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: Interest only for 12 months.
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: Estimated monthly escrow amount disclosed on page 1 of $2,516.91 match the annual amount disclosed of $30,202.92.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Recording fee were increased on [Redacted]oan Estimate and again on[Redacted]D with no valid change evident.	SELLER - GENERAL COMMENT [Redacted]: PCCD
REVIEWER - GENERAL COMMENT [Redacted]: [Redacted] received Corrected CD.  Missing copy of LOE to borrower, proof of mailing and proof of reopening of rescission to all consumers as this is a material disclosure violation on payment schedule.
SELLER - GENERAL COMMENT [Redacted]: PCCD
REVIEWER - GENERAL COMMENT [Redacted]: [Redacted] received Corrected CD.  However, the calculation for the construction period is calculated at [Redacted]the loan amount for the draw advance period and calculated at[Redacted].  Corrected CD, LOE to borrower, proof of mailing and proof of reopening of rescission to all consumers.
SELLER - GENERAL COMMENT [Redacted]: PCCD
REVIEWER - GENERAL COMMENT [Redacted]: [Redacted] received Corrected CD.  Missing copy of LOE which accompanied the PCCD cure.
SELLER - GENERAL COMMENT [Redacted]: PCCD
REVIEWER - GENERAL COMMENT [Redacted]: [Redacted] received Corrected PCCD. Missing LOE to borrower, proof of mailing and Copy of Refund Check to cure.	Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Construction Permanent Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000114	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on [Redacted] are overdisclosed. (Fin[Redacted]024)
																					[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $207.00 exceeds tolerance of $180.00 plus 10% or $198.00. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: Amount of Estimated Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on [Redacted] are over disclosed.	SELLER - GENERAL COMMENT [Redacted]: PCCD SELLER - GENERAL COMMENT [Redacted]: LOE REVIEWER - GENERAL COMMENT [Redacted]: Page 4 remains incomplete as non-escrowed amounts are not entered on the proper section of page 4. Please provide PCCD and LOE showing escrow amounts in correct section on page 4 to cure. SELLER - GENERAL COMMENT [Redacted]: PCCD REVIEWER - CURED COMMENT [Redacted]: [Redacted] received PCCD and loe. REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000115	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 16,454.28 on Final Closing Disclosure provided on [Redacted] are overdisclosed. (Fin[Redacted]024)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2699613)	Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: Closing Disclosure overstated property costs, per final 1003 hazard was $200 monthly but hazard certificate verified $104.88
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: Cured at closing.	SELLER - GENERAL COMMENT [Redacted]: [Redacted] Exception Per [Redacted] FUB does not have to address please mark " Waived". Thank you [Redacted]
REVIEWER - WAIVED COMMENT [Redacted]: Waived
REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000116	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Maximum Payment amount and period that does not match the actual terms for the loan. (Fin[Redacted]023)
[3] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the maximum possible amount of principal and interest that does not match the actual maximum amount for the loan. (Fin[Redacted]023)
[3] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan. (Fin[Redacted]023)
[3] Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (Fin[Redacted]023)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2699566)
[3] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment - Fixed Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a maximum periodic principal and interest payment for payment stream 1 that does not match the actual maximum payment for the loan. (ProjSeq:1/2699566)
[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 16,162.92 on Final Closing Disclosure provided on [Redacted] are overdisclosed. (Fin[Redacted]023)
[3] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initi[Redacted]023)
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2699566)	Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: Construction loan with Interest only for 12 months.
Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: Interest only for 12 months.
Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: Interest only for 12 months.
Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: Interest only for 12 months.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: Interest only for 12 months.
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment - Fixed Rate: Interest only for 12 months.
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: Interest only for 12 months.
Federal Compliance - TRID Loan Estimate Timing: Application date was [Redacted] and Loan estimate was issued on [Redacted] and signed by borrower on [Redacted]
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Application date is [Redacted] and the disclosure was provided [Redacted].
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Application date is [Redacted] and disclosure was dated [Redacted].
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: Interest only for 12 months.	REVIEWER - WAIVED COMMENT [Redacted]: Waived
REVIEWER - WAIVED COMMENT [Redacted]: Waived
REVIEWER - WAIVED COMMENT [Redacted]: Waived
REVIEWER - WAIVED COMMENT [Redacted]: Waived
REVIEWER - WAIVED COMMENT [Redacted]: Waived
REVIEWER - WAIVED COMMENT [Redacted]: Waived
REVIEWER - WAIVED COMMENT [Redacted]: Waived
REVIEWER - WAIVED COMMENT [Redacted]: Waived
REVIEWER - WAIVED COMMENT [Redacted]: Waived
REVIEWER - WAIVED COMMENT [Redacted]: Waived
REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000117	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Maximum Payment amount and period that does not match the actual terms for the loan. (Fin[Redacted]023)
[3] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the maximum possible amount of principal and interest that does not match the actual maximum amount for the loan. (Fin[Redacted]023)
[3] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan. (Fin[Redacted]023)
[3] Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (Fin[Redacted]023)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2699615)
[3] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment - Fixed Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a maximum periodic principal and interest payment for payment stream 1 that does not match the actual maximum payment for the loan. (ProjSeq:1/2699615)
[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 28,695.24 on Final Closing Disclosure provided on [Redacted] are overdisclosed. (Fin[Redacted]023)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2699615)
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $244.00 exceeds tolerance of $180.00 plus 10% or $198.00. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: The subject is an Interest only for 12 months.
Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: The subject is an Interest only for 12 months.
Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: The subject is an Interest only for 12 months.
Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: The Final Closing Disclosure reflects a Principal & Interest payment of $4,785.75.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: The Final Closing Disclosure reflects a Principal & Interest payment of $1,849 min/$4,786 max.
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment - Fixed Rate: The Final Closing Disclosure reflects a Principal & Interest payment of $1,849 min/$4,786 max.
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: Final Closing Disclosure reflects an Estimated Property Cost over 1 year $28,695.24.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: Interest only for 12 months.	SELLER - GENERAL COMMENT [Redacted]: [Redacted] Exception Per [Redacted] FUB does not have to address please mark " Waived". Thank you [Redacted].
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: [Redacted] Exception Per [Redacted] FUB does not have to address please mark " Waived".  Thank you [Redacted].
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: [Redacted] Exception Per [Redacted] FUB does not have to address please mark " Waived".  Thank you [Redacted].
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: [Redacted] Exception Per [Redacted] FUB does not have to address please mark " Waived".  Thank you [Redacted].
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: [Redacted] Exception Per [Redacted] FUB does not have to address please mark " Waived".  Thank you [Redacted].
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: [Redacted] Exception Per [Redacted] FUB does not have to address please mark " Waived".  Thank you [Redacted].
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: [Redacted] Exception Per [Redacted] FUB does not have to address please mark " Waived".  Thank you [Redacted].
REVIEWER - WAIVED COMMENT [Redacted]: Waived
REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000118	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Maximum Payment amount and period that does not match the actual terms for the loan. (Fin[Redacted]023)
[3] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the maximum possible amount of principal and interest that does not match the actual maximum amount for the loan. (Fin[Redacted]023)
[3] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan. (Fin[Redacted]023)
[3] Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (Fin[Redacted]023)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2699764)
[3] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment - Fixed Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a maximum periodic principal and interest payment for payment stream 1 that does not match the actual maximum payment for the loan. (ProjSeq:1/2699764)
[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 13,976.52 on Final Closing Disclosure provided on [Redacted] are overdisclosed. (Fin[Redacted]023)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2699764)
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $218.00 exceeds tolerance of $180.00 plus 10% or $198.00. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: Construction loan with Interest only for 12 months.
Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: Construction loan with Interest only for 12 months.
Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: Construction loan with Interest only for 12 months.
Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: Construction loan with Interest only for 12 months.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: Construction loan with Interest only for 12 months.
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment - Fixed Rate: Construction loan with Interest only for 12 months.
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: Construction loan with Interest only for 12 months.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: Construction loan with Interest only for 12 months.	SELLER - GENERAL COMMENT [Redacted]: Asked [Redacted]to mark 4 [Redacted] Exceptions as "Waived"
SELLER - GENERAL COMMENT [Redacted]: Sorry please disregard the first comment.
SELLER - GENERAL COMMENT [Redacted]: [Redacted] Exception - Per [Redacted] FUB does not have to Address.  Please Mark "Waived".  Thank you [Redacted]
REVIEWER - GENERAL COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: [Redacted] Exception - Per [Redacted] FUB does not have to Address.  Please Mark "Waived".  Thank you [Redacted]
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: [Redacted] Exception - Per [Redacted] FUB does not have to Address.  Please Mark "Waived".  Thank you [Redacted]
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: [Redacted] Exception - Per [Redacted] FUB does not have to Address.  Please Mark "Waived".  Thank you [Redacted]
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: [Redacted] Exception - Per [Redacted] FUB does not have to Address.  Please Mark "Waived".  Thank you [Redacted]
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: [Redacted] Exception - Per [Redacted] FUB does not have to Address.  Please Mark "Waived".  Thank you [Redacted]
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: [Redacted] Exception - Per [Redacted] FUB does not have to Address.  Please Mark "Waived".  Thank you [Redacted]
REVIEWER - WAIVED COMMENT [Redacted]: Waived
REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000119	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Second Home	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000120	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Second Home	Refinance Rate/Term	Safe Harbor QM (APOR)	3	1				3	[3] Value Discrepancy - Loan is to be securitized, and was originated with an Appraisal Waiver. Highest level secondary valuation was a BPO and does not support the value used to qualify. Sec ID: 32: Note Date: [Redacted]; Lien Position: 1	Stated Value = $235,000; AVM Value = $XXXX; BPO Value = $XXXX		1							-	A	A	A	A	A	A	A	A	A	A	C	B	C	C	C	C	B	C	C	C
XXX	2025-03000121	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Second Home	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000122	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Second Home	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000123	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Second Home	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000124	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000125	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Second Home	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000126	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Second Home	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000127	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Seconda[Redacted]025)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated [Redacted] and AVM report dated [Redacted] missing evidence of receipt.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000128	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000129	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	2	1	2	[2] Appraisal Documentation - Loan is to be securitized. AVM supports value. Vendor/FSD do not meet Fitch criteria. Sec ID: 10: Note Date: [Redacted]; Lien Position: 1	The Appraisal provided for review, received a Collateral Underwriting Risk Score of 3.8, which exceeds the 2.5 threshold, but an AVM was provided does not support the value and the AVM reflects a FSD Score of .4% does not meet Fitch Criteria	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Seconda[Redacted]025)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Prima[Redacted]025)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
																					[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: AVM report dated [Redacted] missing evidence of receipt. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated [Redacted] missing evidence of receipt. Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: Affiliated Business Arrangement Disclosure is not signed.		Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	D	A	A	A	B	D	B	B	B
XXX	2025-03000130	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000131	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $190.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75103)		REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000132	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Prima[Redacted]024)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Evidence of appraisal receipt not provided.		Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000133	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000134	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000135	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000136	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:259[Redacted]025)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing[Redacted]ppraisal receipt.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000137	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Second Home	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000138	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: Updated on XXXX post close disclosure, corrected initial escrow account disclosure provided.		Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000139	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1	1	1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $139.37 exceeds tolerance of $120.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $120.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75106)		REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000140	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Second Home	Purchase	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Seconda[Redacted]025)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Prima[Redacted]025)
																					[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:259[Redacted]024)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: AVM receipt missing Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated [Redacted] missing evidence of receipt.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000141	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Second Home	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000142	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Seconda[Redacted]024) [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,154.00 exceeds tolerance of $1,049.00 plus 10% or $1,153.90. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated [Redacted] missing evidence of receipt. Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10% tolerance was exceeded by $105.00 due to increase of $100.00- Title – Attorney’s Fee (Closing Agent Only), $5.00 - Title – Recording Service Fee on LE dated [Redacted] with no valid change evident.	SELLER - GENERAL COMMENT [Redacted]: Please see attached REVIEWER - CURED COMMENT [Redacted]: [Redacted] received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.				-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000143	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Prima[Redacted]024)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated [Redacted] missing evidence of receipt.	REVIEWER - WAIVED COMMENT [Redacted]: Waived				-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000144	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $350.00 exceeds tolerance of $250.00 plus 10% or $275.00. Sufficient or excess cure was provided to the borrower at Closing. (0)		REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000145	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $850.00 exceeds tolerance of $715.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)		REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000146	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $20,893.60 exceeds tolerance of $6,215.00. Insufficient or no cure was provided to the borrower. (8304)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer Tax Fee increased on [Redacted] Closing Disclosure with no valid change evident.	SELLER - GENERAL COMMENT [Redacted]: cure REVIEWER - CURED COMMENT [Redacted]: [Redacted] Received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000147	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Seconda[Redacted]025) [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $3,183.00 exceeds tolerance of $1,074.00 plus 10% or $1,181.40. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated [Redacted] missing evidence of receipt. Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Title - Lender's Title Insurance Fee increased on[Redacted] Closing Disclosure with no valid change evident.	SELLER - GENERAL COMMENT [Redacted]: [Redacted]
REVIEWER - GENERAL COMMENT [Redacted]: [Redacted] received LOE from borrower that Title policy adjustment of $[Redacted] on page 3.  However, for fee tolerance testing the credit should be disclosed specifically to the fee in question.  A credit "for Policy adjustment" is not specific and is a general credit to borrower and not specific to the fee in question. A corrected CD and LOE to borrower should place this credit towards the Lender's title insurance, if that is the fee it was intended to be credited toward and shown in the Paid by Others column on page 2 of the Corrected CD. It should be credited specifically to that fee in the paid by others column or Cure would be due to borrower.
SELLER - GENERAL COMMENT [Redacted]: I disagree with [Redacted] response as the credit in Section L line 8 very clearly states (TITLE POLICY ADJUSTMENT) however we that said, the borrower shopped for all title services therefore these fees are not subject to tolerance. SPL provider is [Redacted] and borrowers used [Redacted]
REVIEWER - GENERAL COMMENT [Redacted]: [Redacted] received rebuttal, however title-lenders insurance fee is paid to [Redacted] insurance co. and SSPL also shows [Redacted] hence is subject to 10% tolerance. Please provide valid COC or cure is required. Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.
SELLER - GENERAL COMMENT [Redacted]: cure
REVIEWER - GENERAL COMMENT [Redacted]: [Redacted] received Post CD,LOX,Copy of refund check and proof of mailing. However, we would also additional cure of $[Redacted] in order to cure the exception. Kindly provide cure documents Post CD,LOX and copy of refund check.
SELLER - GENERAL COMMENT [Redacted]: cure
SELLER - GENERAL COMMENT [Redacted]: We are in the process of curing $[Redacted]
REVIEWER - GENERAL COMMENT [Redacted]: [Redacted] Exception will be cured once Cure Docs received for $[Redacted]. Cure Docs Consists of PCCD, LOE, Refund Check and Proof of Mailing.
SELLER - GENERAL COMMENT [Redacted]: additional cure
																							REVIEWER - CURED COMMENT [Redacted]: [Redacted] received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.				-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000148	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000149	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000150	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000151	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000152	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Prima[Redacted]025)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated [Redacted] missing evidence of receipt.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000153	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Prima[Redacted]025)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated [Redacted] missing evidence of receipt.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000154	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Seconda[Redacted]025)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Prima[Redacted]025)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $900.00 exceeds tolerance of $800.00. Insufficient or no cure was provided to the borrower. (7506)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated [Redacted] missing evidence of receipt.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated [Redacted] missing evidence of receipt.
																						Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal fee increased on[Redacted]losing disclosure from $800 to $900. Lender issued Change of circumstance on[Redacted]however did not update final closing disclosure prior to borrower's signing on[Redacted]. Post closing disclosure issued 2/5/25 shows $100 credit issued/given.	SELLER - GENERAL COMMENT [Redacted]: Please see attached REVIEWER - CURED COMMENT [Redacted]: [Redacted] received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000155	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	2	1				2	[2] Appraisal Documentation - Loan is to be securitized. AVM supports value. Vendor/FSD do not meet Fitch criteria. Sec ID: 10: Note Date: [Redacted]; Lien Position: 1			2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Seconda[Redacted]025)						-	A	A	A	A	A	B	B	B	B	B	A	D	A	A	A	B	D	B	B	B
XXX	2025-03000156	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000157	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Prima[Redacted]025) [2] Federal Compliance - TRID Final Closing Disclosure Negative Amortization: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the loan contains Negative Amortization. (Fin[Redacted]025)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated [Redacted] missing evidence of receipt. Federal Compliance - TRID Final Closing Disclosure Negative Amortization: CD did not complete the Additional Information (Negative Amortization) section on page 4.	SELLER - GENERAL COMMENT [Redacted]: PCCD issued and sent to the borrower on 2/5, contains the correct check box. REVIEWER - CURED COMMENT [Redacted]: [Redacted] received Letter of Explanation & Corrected Closing Disclosure.	Federal Compliance - TRID Final Closing Disclosure Negative Amortization: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000158	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Prima[Redacted]025) [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:261[Redacted]025)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated [Redacted] missing evidence of receipt. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated [Redacted] missing evidence of receipt.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000159	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] General - Title Policy Coverage is less than Original Loan Amount.: The Title Policy Amount of $XXXX is less than the note amount of $XXXX based on the Commitment in file.			1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Prima[Redacted]025)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated[Redacted]as received XXXX with Note date of XXXX missing evidence of waiver.					-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000160	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	2	1				2	[2] Appraisal Documentation - Loan is to be securitized. AVM supports value. Vendor/FSD do not meet Fitch criteria. Sec ID: 10: Note Date: [Redacted]; Lien Position: 1	Investor to Order.		2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Prima[Redacted]025) [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Seconda[Redacted]025)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal dated[Redacted] missing evidence of receipt. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated [Redacted] missing evidence of receipt.					-	A	A	A	A	A	B	B	B	B	B	A	D	A	A	A	B	D	B	B	B
XXX	2025-03000161	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000162	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	2	1				2	[2] Appraisal Documentation - Loan is to be securitized. AVM supports value. Vendor/FSD do not meet Fitch criteria. Sec ID: 10: Note Date: [Redacted]; Lien Position: 1	Collateral Underwriting Risk Score >2.5, but an AVM was provided, which supports value. The AVM has an FSD score of .05 which does not meet Fitch criteria.		2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Seconda[Redacted]024)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated [Redacted] missing evidence of receipt.					-	A	A	A	A	A	B	B	B	B	B	A	D	A	A	A	B	D	B	B	B
XXX	2025-03000163	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000164	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Second Home	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000165	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for TX Guaranty Fee. Fee Amount of $2.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75228)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TX Guaranty Fee increased on [Redacted] Closing Disclosure with no valid change evident.	SELLER - GENERAL COMMENT [Redacted]: cure REVIEWER - CURED COMMENT [Redacted]: [Redacted] received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000166	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000167	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000168	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Second Home	Purchase	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $3,678.74 exceeds tolerance of $3,006.00 plus 10% or $3,306.60. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Title - Settlement / Closing / Escrow Fee, Recording Fee, Title - Recording service Fee & Title - Service sales tax increase on [Redacted] Closing Disclosure with no valid change evident.	SELLER - GENERAL COMMENT [Redacted]: Cure provided in the amount of $[Redacted] provided on the Final Closing Disclosure.
REVIEWER - GENERAL COMMENT [Redacted]: [Redacted] received rebuttal, however cure provided at closing is $162.71 and cure required is $[Redacted]. Please provide additional cure of $[Redacted] or valid COC for increase of title fees. Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.
SELLER - GENERAL COMMENT [Redacted]: Not Valid - TRID testing completed again using the Post CD, and the 10% tolerance section is failing by $[Redacted], which $[Redacted] tolerance cure is provided
REVIEWER - GENERAL COMMENT [Redacted]: [Redacted] received rebuttal comment that 10% fees were re-baselined on PCCD. Total of the baseline for 10% fees is $[Redacted] which includes Title settlement Fee $[Redacted], Title - Lenders Title Insurance $[Redacted], Title - Recording Service Fee $[Redacted], Title - Service Sales Tax $[Redacted] and Recording fee of $[Redacted]. Total of 10% Fees on final PCCD is $[Redacted]. The increased fee on final CD is Title settlement Fee by $[Redacted] and Title - Recording Service Fee by $[Redacted] and Title - Service Sales Tax by $[Redacted]. The overall 10% fees increased by $[Redacted]. After adding 10% to baseline $[Redacted] -  $[Redacted] (Final CD) = $[Redacted] (Required Cure).14 out of which $[Redacted] cure was provided at closing. Remaining cure of $[Redacted] is required to cure this exception.
SELLER - GENERAL COMMENT [Redacted]: CIC
REVIEWER - GENERAL COMMENT [Redacted]: [Redacted] received Changed Circumstance dated [Redacted]. but it does not give sufficient information on why the Settlement fee, recording fee and Escrow fee sales taxes were increased. In order to determine if the changed circumstance is valid more information is necessary on reason fee increase and when lender became aware of the change. A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
SELLER - GENERAL COMMENT [Redacted]: CURE
																							REVIEWER - CURED COMMENT [Redacted]: [Redacted] received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.				-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000169	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Prima[Redacted]024)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated [Redacted] missing evidence of receipt.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000170	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000171	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] General - Evidence of Taxpayer Consent is Missing, and Taxpayer documentation is present.	Tax Return Transcripts for XXXX and XXXX were obtained for this review. However, there is no evidence the borrower signed a Taxpayer Consent.		1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Prima[Redacted]025) [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:263[Redacted]024)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated [Redacted] missing evidence of receipt.					-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000172	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1	1	1	[1] Federal Compliance - TRID Lender Credit Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-1,039.68 exceeds tolerance of $-1,052.00. Sufficient or excess cure was provided to the borrower at Closing. (9300)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $2,188.80 exceeds tolerance of $2,123.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)		REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000173	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Prima[Redacted]025)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated [Redacted] was received[Redacted] with Note date of[Redacted] missing evidence of waiver.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000174	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	1				2	[2] Value Discrepancy - Loan is to be securitized. Highest level secondary valuation supports the value. There is a lower level tertiary product that does not support the qualifying value. Sec ID: 22: Note Date: [Redacted]; Lien Position: 1	The AVM value is $1,118,930, the CDA provided value of $XXXX supports the origination value of $XXXX.		2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Addition[Redacted]025)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated [Redacted] missing evidence of receipt.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	B	B	B	B	B	B
XXX	2025-03000175	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Document Error - The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.			1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Prima[Redacted]025)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Evidence of appraisal receipt not provided.		Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000176	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Second Home	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000177	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Second Home	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Seconda[Redacted]024)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated [Redacted] with Note date of [Redacted] missing evidence of receipt.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000178	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Prima[Redacted]025)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated[Redacted]issing evidence of receipt.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000179	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.			Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000180	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000181	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Seconda[Redacted]025)
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Prima[Redacted]025)
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Client:266[Redacted]025)
																					[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $435.00 exceeds tolerance of $350.00 plus 10% or $385.00. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Evidence of appraisal receipt not provided. Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Evidence of appraisal receipt not provided.	REVIEWER - WAIVED COMMENT [Redacted]: Waived REVIEWER - WAIVED COMMENT [Redacted]: Waived REVIEWER - WAIVED COMMENT [Redacted]: Waived REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability. Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000182	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Seconda[Redacted]025)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Evidence of receipt of earlier report was provided however receipt of report date[Redacted] was not.		Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000183	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000184	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Seconda[Redacted]025)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated [Redacted] was received[Redacted] with Note date of [Redacted] missing evidence of waiver.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000185	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	2	1				2	[2] Value Discrepancy - Loan is to be securitized. Highest level secondary valuation supports the value. There is a lower level tertiary product that does not support the qualifying value. Sec ID: 22: Note Date: [Redacted]; Lien Position: 1	The AVM value is $XXXX the CDA provided value of $XXXX supports the origination value of $XXXX		1	[1] Federal Compliance - TRID Lender Credit Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $14,501.10 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (9300)		REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	B	A	A	A	A	B
XXX	2025-03000186	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Seconda[Redacted]025)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated [Redacted] missing evidence of receipt.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000187	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	2	1				2	[2] Appraisal Documentation - Loan is to be securitized. AVM supports value. Vendor/FSD do not meet Fitch criteria. Sec ID: 10: Note Date: [Redacted]; Lien Position: 1	The Appraisal provided for review, does not have a Collateral Underwriting Risk Score, but an AVM was provided which supports value. However, the AVM reflects a FSD Score of 5 does not meet Fitch Criteria.		1							-	A	A	A	A	A	A	A	A	A	A	A	D	A	A	A	A	D	A	A	A
XXX	2025-03000188	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Prima[Redacted]025) [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Seconda[Redacted]025)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated [Redacted] was received with Note date of [Redacted] missing evidence of receipt. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated [Redacted] with Note date of [Redacted] missing evidence of receipt.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000189	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Prima[Redacted]025)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Evidence of appraisal receipt not provided.	REVIEWER - WAIVED COMMENT [Redacted]: Waived	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000190	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Seconda[Redacted]024) [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Prima[Redacted]025)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated [Redacted] missing evidence of receipt. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated [Redacted] missing evidence of receipt.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000191	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000192	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	2	1				2	[2] Appraisal Documentation - Loan is to be securitized. AVM supports value. Vendor/FSD do not meet Fitch criteria. Sec ID: 10: Note Date: [Redacted]; Lien Position: 1	Collateral Underwriting Risk Score >2.5, but an AVM was provided, which supports value. The AVM has an FSD score of .03 which does not meet Fitch criteria.		2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Seconda[Redacted]025)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing receipt of [Redacted] report, receipt of earlier report was provided					-	A	A	A	A	A	B	B	B	B	B	A	D	A	A	A	B	D	B	B	B
XXX	2025-03000193	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000194	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000195	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Second Home	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Addition[Redacted]025)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: AVM report dated [Redacted] missing evidence of receipt.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000196	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Prima[Redacted]025)
																					[2] Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on [Redacted] did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (Fin[Redacted]025)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated [Redacted] missing evidence of receipt. Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: The Lender Contact NMLS ID was not disclosed on the Closing Disclosure issued [Redacted].	SELLER - GENERAL COMMENT [Redacted]: PCD REVIEWER - CURED COMMENT [Redacted]: [Redacted] received PCCD and LOE.	Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000197	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $165.60 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (8304)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee increased on [Redacted] Closing Disclosure cure provided insufficient for all tolerance violations.	SELLER - GENERAL COMMENT [Redacted]: cure REVIEWER - CURED COMMENT [Redacted]: [Redacted] received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000198	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000199	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of $450.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7723)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Survey Fee added to Closing Disclosure section C dated 2/3/2025 with no valid change of circumstance evident.	SELLER - GENERAL COMMENT [Redacted]: cure REVIEWER - CURED COMMENT [Redacted]: [Redacted] Received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000200	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000201	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000202	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000203	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	1				2	[2] Value Discrepancy - Loan is to be securitized. Highest level secondary valuation supports the value. There is a lower level tertiary product that does not support the qualifying value. Sec ID: 22: Note Date: [Redacted]; Lien Position: 1	The HVE value is $1,039,503, the CDA provided a value of $XXXX supports the origination value of $XXXX.	REVIEWER - WAIVED COMMENT [Redacted]: Waived	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Addition[Redacted]025)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: HVE dated [Redacted] missing evidence of receipt.	REVIEWER - WAIVED COMMENT [Redacted]: Waived				-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	B	B	B	B	B	B
XXX	2025-03000204	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	2	1				2	[2] Appraisal Documentation - Loan is to be securitized. AVM supports value. Vendor/FSD do not meet Fitch criteria. Sec ID: 10: Note Date: [Redacted]; Lien Position: 1	Investor to order		2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Seconda[Redacted]025)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing evidence of receipt for AVM dated[Redacted].					-	A	A	A	A	A	B	B	B	B	B	A	D	A	A	A	B	D	B	B	B
XXX	2025-03000205	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000206	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000207	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Seconda[Redacted]025)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $6,312.00 exceeds tolerance of $6,300.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated [Redacted] missing evidence of receipt.	REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing				-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000208	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000209	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $250.00 exceeds tolerance of $222.00 plus 10% or $244.20. Sufficient or excess cure was provided to the borrower at Closing. (0)		REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000210	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Second Home	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $85.00 exceeds tolerance of $77.00. Insufficient or no cure was provided to the borrower. (7580)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Tax Service Fee (Life Of Loan) increased on [Redacted] Closing Disclosure with no valid change evident.	SELLER - GENERAL COMMENT [Redacted]: Cure Docs REVIEWER - CURED COMMENT [Redacted]: [Redacted] Received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000211	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	2	1	2	[2] Appraisal Documentation - Loan is to be securitized, and was originated with an Appraisal Waiver. Supporting secondary BPO was provided. Sec ID: 30: Note Date: [Redacted]; Lien Position: 1	Stated value of $XXXX was supported by BPO $XXXX.	2	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Of Employment Fee. Fee Amount of $615.00 exceeds tolerance of $246.00. Insufficient or no cure was provided to the borrower. (7571)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Verification Of Employment Fee increased on [Redacted] Closing Disclosure with no valid change evident.	SELLER - GENERAL COMMENT [Redacted]: Attached please find the PCCD
REVIEWER - GENERAL COMMENT [Redacted]: [Redacted] Received PCCD, LOE and Payment Authorization request; however, Payment history is missing and PCCD does not reflect statement "Principal reduction is being provided to offset charges that exceed legal limits". Provide Payment history and Corrected PCCD with requested statement.
SELLER - GENERAL COMMENT [Redacted]: See payment history along with [Redacted] response to PCCD
																							REVIEWER - CURED COMMENT [Redacted]: [Redacted] received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B
XXX	2025-03000212	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Of Employment Fee. Fee Amount of $307.50 exceeds tolerance of $123.00. Insufficient or no cure was provided to the borrower. (7571)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Verification Of Employment Fee increased on [Redacted] Closing Disclosure with no valid change evident.	SELLER - GENERAL COMMENT [Redacted]: Attached please find the PCCD
REVIEWER - GENERAL COMMENT [Redacted]: [Redacted] received PCCD, LOE and Payment history. However, provided PCCD indicates $[Redacted] Principal reduction instead Principal reduction for cure exceeding legal limits P.O.C. Lender. This is not specific principal reduction to borrower for the lender credit violation. Please provide a Corrected CD, LOE to borrower reflecting this as a principal reduction for cure credit for costs over legal limits.
SELLER - GENERAL COMMENT [Redacted]: See payment history along with [Redacted] response to PCCD
																							REVIEWER - CURED COMMENT [Redacted]: [Redacted] received PCCD, LOE and copy of principal reduction.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000213	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	2	1				2	[2] Appraisal Documentation - Loan is to be securitized, and was originated with an Appraisal Waiver. Supporting secondary BPO was provided. Sec ID: 30: Note Date: [Redacted]; Lien Position: 1	Stated value of $XXXX was supported by BPO $XXXX.		1							-	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B	B	B	B	B	B
XXX	2025-03000214	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	2	1				2	[2] Appraisal Documentation - Loan is to be securitized, and was originated with an Appraisal Waiver. Supporting secondary BPO was provided. Sec ID: 30: Note Date: [Redacted]; Lien Position: 1	Stated value of $XXXX was supported by BPO $XXXX.		1							-	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B	B	B	B	B	B
XXX	2025-03000215	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	2	1				2	[2] Appraisal Documentation - Loan is to be securitized, and was originated with an Appraisal Waiver. Supporting secondary BPO was provided. Sec ID: 30: Note Date: [Redacted]; Lien Position: 1	Stated value of $XXXX was supported by BPO $XXXX.		1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Of Employment Fee. Fee Amount of $184.50 exceeds tolerance of $123.00. Sufficient or excess cure was provided to the borrower. (7571)		REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided within 60 Days of Closing				-	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B	B	B	B	B	B
XXX	2025-03000216	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000217	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Second Home	Purchase	Safe Harbor QM (APOR)	2	1				2	[2] Appraisal Documentation - Loan is to be securitized, and was originated with an Appraisal Waiver. Supporting secondary BPO was provided. Sec ID: 30: Note Date: [Redacted]; Lien Position: 1	Stated value of $XXXX was supported by BPO $XXXX.		2	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $85.00 exceeds tolerance of $77.00. Insufficient or no cure was provided to the borrower. (7580)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee increased on 3/7/25 closing disclosure with no valid change evident.	SELLER - GENERAL COMMENT [Redacted]: Cure docs REVIEWER - CURED COMMENT [Redacted]: [Redacted] received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B
XXX	2025-03000218	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000219	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Second Home	Purchase	Safe Harbor QM (APOR)	1	1				1				1	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $275.00 exceeds tolerance of $190.00 plus 10% or $209.00. Sufficient or excess cure was provided to the borrower at Closing. (0)		REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000220	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000221	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	1				2	[2] Appraisal Documentation - Loan is to be securitized. AVM supports value. Vendor/FSD do not meet Fitch criteria. Sec ID: 10: Note Date: [Redacted]; Lien Position: 1	Investor to provide appropriate secondary valuation tool.		1							-	A	A	A	A	A	A	A	A	A	A	A	D	A	A	A	A	D	A	A	A
XXX	2025-03000222	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000223	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Prima[Redacted]025)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated [Redacted] missing evidence of receipt.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000224	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000225	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000226	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000227	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000228	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000229	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,035.00 exceeds tolerance of $900.00. Insufficient or no cure was provided to the borrower. (7506)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee increased on 3/3/25 Closing Disclosure. [Redacted]losing Disclosure page 3 Calculating Cash to Close table reflects $135 over legal limit but no cure was provided on page 2 or elsewhere.	SELLER - GENERAL COMMENT [Redacted]: cure REVIEWER - CURED COMMENT [Redacted]: [Redacted] Received PCCD, Payment history and LOE.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000230	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	2	1				2	[2] Appraisal Documentation - Loan is to be securitized. AVM supports value. Vendor/FSD do not meet Fitch criteria. Sec ID: 10: Note Date: [Redacted]; Lien Position: 1	Investor to Order.		1							-	A	A	A	A	A	A	A	A	A	A	A	D	A	A	A	A	D	A	A	A
XXX	2025-03000231	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	2	1				2	[2] Appraisal Documentation - Loan is to be securitized. AVM supports value. Vendor/FSD do not meet Fitch criteria. Sec ID: 10: Note Date: [Redacted]; Lien Position: 1	Investor to Order.		2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Prima[Redacted]025) [2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated[Redacted]as received [Redacted]ith Note date of [Redacted]issing evidence of waiver.		Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	D	A	A	A	B	D	B	B	B
XXX	2025-03000232	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	2	1				2	[2] Appraisal Documentation - Loan is to be securitized. AVM supports value. Vendor/FSD do not meet Fitch criteria. Sec ID: 10: Note Date: [Redacted]; Lien Position: 1	Investor to provide appropriate secondary valuation tool.		2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Seconda[Redacted]025) [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Prima[Redacted]025)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated [Redacted] missing evidence of receipt. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated [Redacted] missing evidence of receipt.					-	A	A	A	A	A	B	B	B	B	B	A	D	A	A	A	B	D	B	B	B
XXX	2025-03000233	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $120.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75104)		REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000234	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Seconda[Redacted]025) [2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Secondary Valuation report dated [Redacted] missing evidence of receipt.		Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000235	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Prima[Redacted]025)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Evidence of appraisal receipt not provided.		Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000236	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	2	1	2	[2] Appraisal Documentation - Loan is to be securitized. AVM supports value. Vendor/FSD do not meet Fitch criteria. Sec ID: 10: Note Date: [Redacted]; Lien Position: 1	Added XXXX	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Seconda[Redacted]025)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Prima[Redacted]025)
																					[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $340.00 exceeds tolerance of $216.00 plus 10% or $237.60. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated [Redacted] missing evidence of receipt.	REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing				-	A	A	A	A	A	B	B	B	B	B	A	D	A	A	A	B	D	B	B	B
XXX	2025-03000237	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] General - Title Policy Coverage is less than Original Loan Amount.: The Title Policy Amount of $XXXX is less than the note amount of $XXXX based on the Commitment in file.	2	[2] Appraisal Documentation - Loan is to be securitized. AVM supports value. Vendor/FSD do not meet Fitch criteria. Sec ID: 10: Note Date: [Redacted]; Lien Position: 1	The Appraisal provided for review, received a Collateral Underwriting Risk Score of 4.6, which exceeds the 2.5 threshold, but an AVM was provided which supports value. However, the AVM reflects a FSD Score of .04 does not meet Fitch Criteria.	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Seconda[Redacted]025)
																					[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Client:291[Redacted]025)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Evidence of appraisal receipt not provided.		Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			-	B	B	B	B	B	B	B	B	B	B	A	D	A	A	A	B	D	B	B	B
XXX	2025-03000238	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Seconda[Redacted]025)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated [Redacted] missing evidence of receipt.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000239	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Second Home	Refinance Rate/Term	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000240	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Management Company (Service Fee). Fee Amount of $485.00 exceeds tolerance of $250.00. Sufficient or excess cure was provided to the borrower at Closing. (75246)		REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000241	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000242	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000243	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $190.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75103)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Re-Inspection Fee added on [Redacted] Closing Disclosure with no valid change evident.	SELLER - GENERAL COMMENT [Redacted]: cure REVIEWER - CURED COMMENT [Redacted]: [Redacted] received Letter of Explanation, Payment history and Corrected CD.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000244	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	1	2	[2] Appraisal Documentation - Loan is to be securitized. AVM supports value. Vendor/FSD do not meet Fitch criteria. Sec ID: 10: Note Date: [Redacted]; Lien Position: 1	Investor to Order.	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Seconda[Redacted]025)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Prima[Redacted]025)
[2] Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,125.00 exceeds tolerance of $1,000.00. Sufficient or excess cure was provided to the borrower. (7506)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated [Redacted] missing evidence of receipt. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated [Redacted] missing evidence of receipt. Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Disclosure signed at closing with no evidence of Notice receipt at least 3 days prior to closing.	REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided within 60 Days of Closing	Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Liability for violations cannot be transferred to a subsequent purchaser of a loan.			-	A	A	A	A	A	B	B	B	B	B	A	D	A	A	A	B	D	B	B	B
XXX	2025-03000245	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000246	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000247	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000248	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Document Error - The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.			1				1							-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000249	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Seconda[Redacted]025)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Evidence of appraisal receipt not provided.		Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000250	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000251	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $6,014.00 exceeds tolerance of $4,935.00 plus 10% or $5,428.50. Sufficient or excess cure was provided to the borrower at Closing. (0)		REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000252	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	2	1				2	[2] Appraisal Documentation - Loan is to be securitized. AVM supports value. Vendor/FSD do not meet Fitch criteria. Sec ID: 10: Note Date: [Redacted]; Lien Position: 1	Added XXXX		1							-	A	A	A	A	A	A	A	A	A	A	A	D	A	A	A	A	D	A	A	A
XXX	2025-03000253	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Second Home	Purchase	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on [Redacted] are underdisclosed. (Fin[Redacted]025)	Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: The final CD dated [Redacted] non-escrowed property cost is blank on page 4.	SELLER - GENERAL COMMENT [Redacted]: Please see pccd
SELLER - GENERAL COMMENT [Redacted]: pccd amended age 1
SELLER - GENERAL COMMENT [Redacted]: PCCD amending page 1
REVIEWER - GENERAL COMMENT [Redacted]: [Redacted] received Post CD and LOX.However, the post CD is not mentioned with Non Escrowed property cost over year 1. Since the Appraisal report is reflecting HOA amount as $[Redacted] per month therefore, we would require Post CD to reflect with Non escrowed property cost over year 1 as $[Redacted] along with LOX.
SELLER - GENERAL COMMENT [Redacted]: Please see pccd, adding HOA on page 1 and 4.
REVIEWER - GENERAL COMMENT [Redacted]: [Redacted] Received PCCD and LOE with page 04 showing non-escrowed property cost; however, page 01 still shows HOA as "Yes" instead of "No" in Escrow. Provide Corrected PCCD and LOE showing HOA as "No" on page 01.
SELLER - GENERAL COMMENT [Redacted]: pccd amended page 1
SELLER - GENERAL COMMENT [Redacted]: updated pccd
																							REVIEWER - CURED COMMENT [Redacted]: [Redacted] received corrected PCCD and LOE	Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000254	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Second Home	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000255	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Second Home	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000256	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Second Home	Purchase	Safe Harbor QM (APOR)	2	1				2	[2] Appraisal Documentation - Loan is to be securitized, and was originated with an Appraisal Waiver. Supporting secondary BPO was provided. Sec ID: 30: Note Date: [Redacted]; Lien Position: 1			1							-	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B	B	B	B	B	B
XXX	2025-03000257	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Second Home	Purchase	Safe Harbor QM (APOR)	2	1				2	[2] Appraisal Documentation - Loan is to be securitized, and was originated with an Appraisal Waiver. Supporting secondary BPO was provided. Sec ID: 30: Note Date: [Redacted]; Lien Position: 1			1							-	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B	B	B	B	B	B
XXX	2025-03000258	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Second Home	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on [Redacted] are underdisclosed. (Fin[Redacted]025)	Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: The Appraisal report reflects $750.00 annual fee to HOA.	SELLER - GENERAL COMMENT [Redacted]: Please see the attached PCCD. Thank you. REVIEWER - CURED COMMENT [Redacted]: [Redacted] received Letter of Explanation & Corrected Closing Disclosure.	Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000259	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Second Home	Purchase	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $1,879.35 exceeds tolerance of $1,770.00. Insufficient or no cure was provided to the borrower. (8304)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee increased on [Redacted] Closing Disclosure with no valid change evident.	SELLER - GENERAL COMMENT [Redacted]: Please see the Loan Estimate with COC, issued [Redacted]. Thank you.
SELLER - GENERAL COMMENT [Redacted]: My apologies, this fee increase occurred on the initial CD issued [Redacted]. Please review. Thank you.
REVIEWER - GENERAL COMMENT [Redacted]: [Redacted] received updated LE and CD with COC dated [Redacted] indicates sales price changed and transfer tax was updated. However, there seems to be no changes in sales price from LE dated [Redacted] throughout final CD. If there was an additional reason the fee was increased, we will need the additional information otherwise a corrected CD, LOE, refund check, and proof of mailing is needed to cure.
SELLER - GENERAL COMMENT [Redacted]: Please advise the amount of cure needed. Is a Principal Reduction acceptable?  Thank you.
REVIEWER - GENERAL COMMENT [Redacted]: [Redacted] Yes, Principal reduction is acceptable. Provide Corrected PCCD, LOE and Payment history showing principal reduction in the amount $[Redacted]
SELLER - GENERAL COMMENT [Redacted]: PCCD
SELLER - GENERAL COMMENT [Redacted]: Loan Transaction History, showing PR, in the amount of $[Redacted], has been applied
																							REVIEWER - CURED COMMENT [Redacted]: [Redacted] received Letter of Explanation, Payment history and Corrected CD.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000260	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Second Home	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in “Other” section where regulation requires disclosure under “Homeowner’s Insurance” section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement. (Fin[Redacted]025)	Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: The flood insurance was included in the “Other” section page 1 of the CD.		Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000261	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Second Home	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000262	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Second Home	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000263	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Second Home	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000264	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Second Home	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000265	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000266	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] General - Title Policy Coverage is less than Original Loan Amount.: The Title Policy Amount of $XXXX is less than the note amount of $XXXX based on the Commitment in file.		BUYER - WAIVED COMMENT [Redacted]: Seller acknowledges the exception, no change to grading.	1				1							-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000267	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000268	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000269	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Document Error - The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		BUYER - WAIVED COMMENT [Redacted]: Seller acknowledges exception, no change to grading.	1				1							-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000270	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Document Error - The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		BUYER - WAIVED COMMENT [Redacted]: Seller acknowledges exception, no change to grading.	1				1							-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000271	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $805.00 exceeds tolerance of $630.00. Insufficient or no cure was provided to the borrower. (7506)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Fee was last disclosed as $630.00 on the Loan Estimate but was disclosed as $805.00 on the Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of $175.00, a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.	BUYER - GENERAL COMMENT [Redacted]: The appraisal fee increased when the borrower requested a [Redacted] to verify the rental income received from [Redacted]. Please see the attached screenshot from the LOS confirming the borrowers request.
REVIEWER - GENERAL COMMENT [Redacted]: [Redacted] received LOS snip for [Redacted] request. The request was placed on [Redacted], but the fee was increased on CD dated [Redacted] which is not within 3 business days from the date of change. Please provide any missing CD or need cure.
BUYER - GENERAL COMMENT [Redacted]: The 1007 invoice was received on [Redacted] and disclosed on [Redacted].
REVIEWER - GENERAL COMMENT [Redacted]: [Redacted] received rebuttal that invoice was received on [Redacted], but the receipt of invoice is not a valid change circumstance for adding or increasing the fee. If the information received to lender on [Redacted] the same should have been disclosed to borrower with all the required materialistic changes within 3 business days from the date of change. Cure is required. Cure requirements include LOE, corrected CD, proof of mailing and copy of refund check.
BUYER - GENERAL COMMENT [Redacted]: Please see the attached pccd, loe to borrower, copy of refund check and shipping label.
																							REVIEWER - CURED COMMENT [Redacted]: [Redacted] received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000272	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Second Home	Purchase	Safe Harbor QM (APOR)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $650.00 exceeds tolerance of $550.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Cured at closing	REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000273	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000274	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Second Home	Purchase	Safe Harbor QM (APOR)	1	1				1				1	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,506.16 exceeds tolerance of $1,898.00 plus 10% or $2,087.80. Sufficient or excess cure was provided to the borrower at Closing. (0)		REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000275	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Second Home	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000276	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Second Home	Purchase	Higher Priced QM (APOR)	2	1				1				2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: HPQM allowed.	BUYER - WAIVED COMMENT [Redacted]: Acknowledged - nonmaterial - HPQM allowed under conforming program.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	A	B	B	B	A	A	A	A	A	A	A	B	B	B	A
XXX	2025-03000277	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Second Home	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Prima[Redacted]025)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower within 3 days of closing was provided. Waiver not provided.	BUYER - GENERAL COMMENT [Redacted]: Please clear based off new SFA scope ECOA REVIEWER - GENERAL COMMENT [Redacted]: It was decided by Maxex mgmt that the [Redacted] scope would only be used on DSCR. BUYER - GENERAL COMMENT [Redacted]: LOE BUYER - WAIVED COMMENT [Redacted]: Lender acknowledged non material [Redacted]				-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000278	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Second Home	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000279	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Second Home	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000280	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The representative FICO score is above 680.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000281	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000282	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	1				2	[2] Appraisal Documentation - Loan is to be securitized, and was originated with an Appraisal Waiver. Supporting secondary BPO was provided. Sec ID: 30: Note Date: [Redacted]; Lien Position: 1	Stated value of $XXXX was supported by BPO $XXXX.		1							-	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B	B	B	B	B	B
XXX	2025-03000283	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	1				1				2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)		BUYER - WAIVED COMMENT [Redacted]: Seller acknowledges exception, no change to grading.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000284	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,893.00 exceeds tolerance of $885.00 plus 10% or $973.50. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10% fee violation due to an increase in the Title - Lender's Title Insurance Fee and the addition of 4 title fee in Section B on the Final CD. No valid COC was provided for these changes, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of $919.50, a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.	BUYER - GENERAL COMMENT [Redacted]: Please see attached curing the issue.
REVIEWER - GENERAL COMMENT [Redacted]: [Redacted] received cure documents for $[Redacted] but the required cure for [Redacted]% tolerance is $[Redacted]. Title fees are updated on corrected PCCD provided but we are unable to verify the fees charged at closing. Please provide a copy of true and certified final SS to finalize the fees to re-evaluate the exception.
BUYER - GENERAL COMMENT [Redacted]: Attached is the CIC of the loan amount increasing which increased the [Redacted]% fees to $[Redacted] which is above the original threshold and thus rebaselined. The new tolerance is $[Redacted]. The provided cure is correct. Please review to clear this condition.
																							REVIEWER - CURED COMMENT [Redacted]: [Redacted] received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.				-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000285	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: [Redacted] Disaster End Date: [Redacted] Disaster Name: WILDFIRES AND STRAIGHT-LINE WINDS Disaster Declaration Date: [Redacted]		REVIEWER - GENERAL COMMENT [Redacted]: Client elects to waive with compensating factor.	2	[2] Appraisal Documentation - Loan is to be securitized, and was originated with an Appraisal Waiver. Supporting secondary BPO was provided. Sec ID: 30: Note Date: [Redacted]; Lien Position: 1	Stated value of $XXXX was supported by BPO $XXXX.		1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Property inspected post disaster but pre-FEMA declaration of disaster end date. The representative FICO score is above 680.		-	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B	B	B	B	B	B
XXX	2025-03000286	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000287	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,227.00 exceeds tolerance of $1,352.00 plus 10% or $1,487.20. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10% fee violation due to the Title - Service Charges Fee of $995.00 that was added to the Final CD in Section B.. No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of $739.80, a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.	BUYER - GENERAL COMMENT [Redacted]: please see attached REVIEWER - CURED COMMENT [Redacted]: [Redacted] received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.				-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000288	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in “Other” section where regulation requires disclosure under “Homeowner’s Insurance” section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement. (Fin[Redacted]025)		BUYER - WAIVED COMMENT [Redacted]: Seller acknowledges the exception, no change to grading.	Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000289	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000290	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000291	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on [Redacted] not received by borrower at least four (4) business days prior to closing. (Inter[Redacted]025) [2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on [Redacted] not received by borrower at least four (4) business days prior to closing. (Inter[Redacted]025)	Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Verification of earlier borrower receipt of the revised Loan Estimate was missing from the file. Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Verification of earlier borrower receipt of the revised Loan Estimate was missing from the file.	BUYER - GENERAL COMMENT [Redacted]: 3/6: see attached.
REVIEWER - GENERAL COMMENT [Redacted]: Regraded to [Redacted]-B as the Revised LE issued [Redacted] missing proof of receipt within 4 business days prior to closing, but Final LE was received at least 4 business days prior to closing.
BUYER - WAIVED COMMENT [Redacted]: seller accepts; no change to grading.
BUYER - GENERAL COMMENT [Redacted]: 3/6: Verification of disclosure for this LE is not required prior to closing, as the next day a material disclosure was disclosed which renders this document no longer material.
REVIEWER - GENERAL COMMENT [Redacted]: Regraded to [Redacted]-B as the Revised LE issued [Redacted] missing proof of receipt within 4 business days prior to closing, but Final LE was received at least 4 business days prior to closing.
REVIEWER - GENERAL COMMENT [Redacted]: Regraded to [Redacted]-B as the Revised LE issued [Redacted] missing proof of receipt within 4 business days prior to closing, but Final LE was received at least [Redacted] business days prior to closing.
																							BUYER - WAIVED COMMENT [Redacted]: seller accepts; no change to grading.	Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000292	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	2	[2] Document Error - The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		BUYER - WAIVED COMMENT [Redacted]: seller accepts; no change to grading	1				2	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $9,990.00 exceeds tolerance of $9,900.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points was last disclosed as $9,900.00 on the Loan Estimate dated[Redacted]but was disclosed as $9,990.00 on the Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure.	REVIEWER - CURED COMMENT [Redacted]: [Redacted] received Corrected PCCD, Letter of Explanation, Proof of Delivery and Copy of Refund Check resulting in a cured the exception.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000293	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000294	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000295	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000296	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	1				1				2	[2] Miscellaneous Compliance - Miscellaneous Compliance: Non-Material Compliance Exception:	Miscellaneous Compliance - Miscellaneous Compliance: Non-Material Compliance Exception:: LO Comp amount included in QM points and fees was determined at the time of initial rate lock under §1026.32(b)(1)(ii) which does not include the full LO Comp amount paid to broker at consummation (which full amount would result in exceeding the QM threshold).	BUYER - WAIVED COMMENT [Redacted]: Seller acknowledges exception, no change to grading.				-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000297	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	2	1				2	[2] Appraisal Documentation - Loan is to be securitized, and was originated with an Appraisal Waiver. Supporting secondary BPO was provided. Sec ID: 30: Note Date: [Redacted]; Lien Position: 1	Stated value of $XXXX was supported by BPO $XXXX.		1							-	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B	B	B	B	B	B
XXX	2025-03000298	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Document Error - The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		BUYER - WAIVED COMMENT [Redacted]: Seller acknowledges exception, no change to grading.	1				1							-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000299	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	2	[2] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: [Redacted] Disaster End Date: [Redacted] Disaster Name: WILDFIRES AND STRAIGHT-LINE WINDS Disaster Declaration Date: [Redacted]		REVIEWER - WAIVED COMMENT [Redacted]: Appraisal dated after the incident start date reflects no damages. Inspection meets client's guidelines.	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Property inspected post disaster but pre-FEMA declaration of disaster end date. The representative FICO score is above 680.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000300	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in “Other” section where regulation requires disclosure under “Homeowner’s Insurance” section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement. (Fin[Redacted]025)		BUYER - WAIVED COMMENT [Redacted]: Seller acknowledges exception, no change to grading.	Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000301	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000302	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000303	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: [Redacted] Disaster End Date: [Redacted] Disaster Name: WILDFIRES AND STRAIGHT-LINE WINDS Disaster Declaration Date: [Redacted]		REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive with compensating factor.	1				1					Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Property inspected post disaster but pre-FEMA declaration of disaster end date. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000304	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000305	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000306	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	2	[2] General - Title Policy Coverage is less than Original Loan Amount.: The Title Policy Amount of $XXXX is less than the note amount of $XXXX based on the Commitment in file.	The Title Policy Amount of $XXXX is less than the note amount of $XXXX based on the Commitment in file.	BUYER - WAIVED COMMENT [Redacted]: Seller acknowledges exception, no change to grading.	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $266,731.54 is over disclosed by $250.00 compared to the calculated Amount Financed of $266,481.54 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [Redacted]). (Fin[Redacted]025)
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $431,434.46 is under disclosed by $256.39 compared to the calculated Finance Charge of $431,690.85 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]). (Fin[Redacted]025)
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $218.00 exceeds tolerance of $198.00 plus 10% or $217.80. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: Final Closing Disclosure disclosed an amount financed of $266,731.54; calculated amount financed is $266,481.54. Variance is $250.00.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Final Closing Disclosure disclosed a finance charge of $431,434.46; calculated finance charge is $431,690.85. Variance is $256.39.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10% fee violation due to an increase in Recording Fee . No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of $20.00, a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.	BUYER - GENERAL COMMENT [Redacted]: Please see the attached PCCD, NORTC, LOE, proof of mailing, and copy of refund check. Please be aware, the [Redacted]% tolerance exception notes the cure due is $[Redacted]. This is incorrect. The cure due is $[Redacted]. Please review and clear all exceptions.
REVIEWER - CURED COMMENT [Redacted]: Received Cure Package, LOE to borrower, copy of check, revised CD, and new NRTC.  Exception cured.
BUYER - GENERAL COMMENT [Redacted]: Please see the attached PCCD, NORTC, LOE, proof of mailing, and copy of refund check. Please be aware, the 10% tolerance exception notes the cure due is $[Redacted]. This is incorrect. The cure due is $[Redacted]. Please review and clear all exceptions.
REVIEWER - CURED COMMENT [Redacted]: Received Cure Package, LOE to borrower, copy of check, revised CD, and new NRTC.  Exception cured.
BUYER - GENERAL COMMENT [Redacted]: Please see the attached PCCD, NORTC, LOE, proof of mailing, and copy of refund check. Please be aware, the [Redacted]% tolerance exception notes the cure due is $[Redacted]. This is incorrect. The cure due is $[Redacted]. Please review and clear all exceptions.
																							REVIEWER - CURED COMMENT [Redacted]: Received LOE to borrower, proof of delivery, copy of refund check and corrected CD. Exception cured.	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000307	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000308	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	1				2	[2] Appraisal Documentation - Loan is to be securitized, and was originated with an Appraisal Waiver. Supporting secondary BPO was provided. Sec ID: 30: Note Date: [Redacted]; Lien Position: 1	Stated value of $XXXX was supported by BPO $XXXX.		2	[2] State Compliance - Maryland Counseling Agencies Disclosure Not in File: Maryland HB1399 - No evidence of required counseling disclosure language per Maryland HB 1399. [2] State Compliance - Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided Timely): Maryland Mortgage Lending Regulations: Disclosure on responsibility for payment of taxes and insurance not provided to borrower within ten (10) business days of application or three (3) business days prior to closing.	State Compliance - Maryland Counseling Agencies Disclosure Not in File: The Home Counseling Disclosure with the verbiage as required by the State of Maryland, was not found. State Compliance - Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided Timely): The State of Maryland requires the borrower be provided with an Escrow Waiver Disclosure at least 3 business days prior to closing when an Escrow Waiver is present. The only disclosure found in file was dated the day of closing.	BUYER - WAIVED COMMENT [Redacted]: Seller acknowledges exception, with no change in grading BUYER - WAIVED COMMENT [Redacted]: Seller acknowledges exception, with no change in grading	State Compliance - Maryland Counseling Agencies Disclosure Not in File: HB 1399 does not contain express provisions for assignee liability. State Compliance - Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided Timely): Assignee liability is unclear.			-	A	A	A	A	A	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B
XXX	2025-03000309	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000310	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000311	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	2	[2] General - Title Policy Coverage is less than Original Loan Amount.: The Title Policy Amount of $XXXX is less than the note amount of $XXXX based on the Commitment in file.		BUYER - WAIVED COMMENT [Redacted]: Seller accepts with no change in grading	1				1							-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000312	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: [Redacted] Disaster End Date: [Redacted] Disaster Name: WILDFIRES AND STRAIGHT-LINE WINDS Disaster Declaration Date: [Redacted]		REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive with compensating factor.	2	[2] Appraisal Documentation - Loan is to be securitized, and was originated with an Appraisal Waiver. Supporting secondary BPO was provided. Sec ID: 30: Note Date: [Redacted]; Lien Position: 1	Stated value of $XXXX was supported by BPO $XXXX.		2	[2] Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in “Other” section where regulation requires disclosure under “Homeowner’s Insurance” section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement. (Fin[Redacted]025)		BUYER - WAIVED COMMENT [Redacted]: seller accepts; no change to grading.	Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Property inspected post disaster but pre-FEMA declaration of disaster end date.		-	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B
XXX	2025-03000313	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000314	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000315	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000316	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	2	[2] Document Error - The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		BUYER - WAIVED COMMENT [Redacted]: Seller acknowledges exception, no change to grading.	1				1							-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000317	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000318	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000319	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Document Error - The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		BUYER - WAIVED COMMENT [Redacted]: Seller acknowledges the exception, no change to grading.	1				2	[2] Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in “Other” section where regulation requires disclosure under “Homeowner’s Insurance” section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement. (Fin[Redacted]025)		BUYER - WAIVED COMMENT [Redacted]: Seller acknowledges the exception, no change to grading.	Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000320	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000321	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000322	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000323	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000324	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] General - Title Policy Coverage is less than Original Loan Amount.: The Title Policy Amount of $XXXX is less than the note amount of $XXXX based on the Commitment in file.		BUYER - WAIVED COMMENT [Redacted]: Seller acknowledges exception, with no change in grading	1				1							-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000325	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	2	[2] General - Title Policy Coverage is less than Original Loan Amount.: The Title Policy Amount of $XXXX is less than the note amount of $XXXX based on the Commitment in file.		BUYER - WAIVED COMMENT [Redacted]: Seller acknowledges exception, no change to grading.	1				2	[2] Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in “Other” section where regulation requires disclosure under “Homeowner’s Insurance” section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement. (Fin[Redacted]025)		BUYER - WAIVED COMMENT [Redacted]: Seller acknowledges exception, no change to grading.	Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000326	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Document Error - The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		BUYER - WAIVED COMMENT [Redacted]: seller accepts; no change to grading.	1				1							-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000327	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	2	[2] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: [Redacted] Disaster End Date: [Redacted] Disaster Name: WILDFIRES AND STRAIGHT-LINE WINDS Disaster Declaration Date: [Redacted] [2] Document Error - The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive with compensating factor. BUYER - WAIVED COMMENT [Redacted]: Seller acknowledges exception, no change to grading.	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Property inspected post disaster but pre-FEMA declaration of disaster end date. The representative FICO score is above 680.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000328	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000329	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1					Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score is above 680.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000330	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Document Error - The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	BUYER - WAIVED COMMENT [Redacted]: Seller acknowledges the exception, no change to grading.	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $1,127,331.71 is over disclosed by $285.00 compared to the calculated Amount Financed of $1,127,046.71 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [Redacted]). (Fin[Redacted]025)
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $1,726,152.79 is under disclosed by $100.27 compared to the calculated Finance Charge of $1,726,253.06 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]). (Fin[Redacted]025)	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: Final Closing Disclosure disclosed an amount financed of $1,127,331.71 calculated amount financed is $1,127,046.71. Variance is $285.00 Federal Compliance - TRID Final Closing Disclosure Finance Charge: Final Closing Disclosure disclosed an Finance Charge of $1,726,152.79 calculated Finance Charge is $1,726,253.06. Variance is $100.27.	BUYER - GENERAL COMMENT [Redacted]: The lender on this loan ([Redacted]) considers the appraisal management charge for $[Redacted] as excludable from the prepaid finance charge calculation as outlined under § [Redacted](c)(7) being a Real estate related fee. Moreover, per the official interpretation of this regulation, property appraisal fees or fees for inspections to assess the value or condition of the property are considered excludable, with the [Redacted] portion falling under lump sum charges, the entire charge is excluded even if a fee for the incidental services would be a finance charge if it were imposed separately. Please exclude this from the PPFC.
REVIEWER - GENERAL COMMENT [Redacted]: The [Redacted] portion could be either - finance charge or non-finance charge.  It would depend on what the [Redacted] fee purpose/service is.  Is the [Redacted] fee for purposes of selecting an appraiser and coordinating receipt of appraisal or for reviewing, confirming data, and verifying the appraisal report?  This is the information we are seeking to determine whether the [Redacted] fee is excludable. Provide lender attestation as to the services included in the fee. Otherwise, if a lump sum charged for several services includes charges that are not excludable, a portion of the total should be allocated to those services and included in the finance charge. If the [Redacted]'s fee is primarily for verifying or confirming information connected to the appraisal, please provide an attestation indicating such, otherwise, if a creditor is uncertain about what portion of a fee to be paid at consummation or loan closing is related to a 4c7 excludable service, the entire fee may be treated as a finance charge.Final Rule excerpt provided addresses whether the appraisal and [Redacted] fee should be disclosed separately or as one charge, it does not address consideration of the [Redacted] fee as a finance charge or non-finance charge.  Finance Charge determination is based on 1026.4 and [Redacted] agrees that if the [Redacted] fee charged is primarily for verifying or confirming information connected to the appraisal, the [Redacted] portion would also be excluded from finance charges per Commentary under1026.4(c)(7)-1.  If the [Redacted] charge is primarily for verifying or confirming information connected to the appraisal,  please provide LOE from [Redacted] provider or signed lender attestation indicating such for documentation in file to support exclusion from finance charges.
BUYER - GENERAL COMMENT [Redacted]: The appraisal invoice outlines exactly what the [Redacted] portion covers: "Our Management fee includes responsibilities and duties of administering and tracking the appraisal process, ensuring proper selection of appraiser, acting as liaison between appraiser and client, performing a qualify audit of every report, and delivering a final copy". Please review this information on the invoice in your loan file on page 444, D0413 under the fees section of the document. If [Redacted] agrees that "if the [Redacted] fee charged is primarily for verifying or confirming information connected to the appraisal" then the language explicitly included on the invoice meets this standard, therefore the [Redacted] portion of the appraisal fee is excludable as is the entire fee. An attestation from the originating lender (Omni-Fund) is redundant in this scenario, based on [Redacted]'s own purported interpretation of the relevant finance charge regulation.
REVIEWER - GENERAL COMMENT [Redacted]: [Redacted] has reviewed the appraisal invoice.  As noted there are several services provided within the [Redacted] fee, which include services that would not be considered 4c7 and excludable, such as the services for responsibilities & duties of administering & trackign the appraisal process, ensuring proper selection of appraiser & acting as liaison between appraiser & client.  As noted to be excludable the "Primary services are for verifying or confirming information connected to the appraisal" and invoice does not breakout the portion of the services that are the primarily for that excludable services.  The lender attestation would then indicate that the [Redacted]'s fee is primarily for verifying or confirming information connected to the appraisal, otherwise if a creditor is uncertain about what portion of the fee relates to a 4c7 excludable service, the entire [Redacted] fee is then treated as a finance charge.  [Redacted] does not assume and is unable to determine from documentation if the primary service is for verifying or confirming the information connected to the appraisal and the need for the Lender to attest to this specific item.
REVIEWER - GENERAL COMMENT [Redacted]: The description and list of services included in the lump sum $285 [Redacted] fee outlined on the invoice include services that would fall under 4(c)(7) exclusion (cost of verifying or confirming information connected to the item such as quality audits) as well as non-4c7 type services related to appraiser selection, processing, and delivery.  Commentary to 1026.4(c)(7) provides "if a lump sum charged for several services includes a charge that is not excludable, a portion of the total should be allocated to that service and included in the finance charge."  If the [Redacted] provides a breakdown or itemization of which portion of the [Redacted] fee is allocated to verifying or confirming information connected to the appraisal, that portion can be excluded.  Alternatively, based on [Redacted]'s discussion with outside counsel, if the [Redacted] service is primarily for verifying or confirming information connected to the appraisal, the entire amount can be excluded.
BUYER - GENERAL COMMENT [Redacted]: Please see the attached for the LOE to client, corrected CD, shipping label and check copy.
REVIEWER - CURED COMMENT [Redacted]: [Redacted] received PCCD, LOE, Copy of Refund Check and Proof of Mailing.
BUYER - GENERAL COMMENT [Redacted]: The lender on this loan (Omni-Fund, Inc) considers the appraisal management charge for $285 as excludable from the prepaid finance charge calculation as outlined under § 1026.4(c)(7) being a Real estate related fee. Moreover, per the official interpretation of this regulation, property appraisal fees or fees for inspections to assess the value or condition of the property are considered excludable, with the [Redacted] portion falling under lump sum charges, the entire charge is excluded even if a fee for the incidental services would be a finance charge if it were imposed separately. Please exclude this from the PPFC.
REVIEWER - GENERAL COMMENT [Redacted]: The [Redacted] portion could be either - finance charge or non-finance charge.  It would depend on what the [Redacted] fee purpose/service is.  Is the [Redacted] fee for purposes of selecting an appraiser and coordinating receipt of appraisal or for reviewing, confirming data, and verifying the appraisal report?  This is the information we are seeking to determine whether the [Redacted] fee is excludable. Provide lender attestation as to the services included in the fee. Otherwise, if a lump sum charged for several services includes charges that are not excludable, a portion of the total should be allocated to those services and included in the finance charge. If the [Redacted]'s fee is primarily for verifying or confirming information connected to the appraisal, please provide an attestation indicating such, otherwise, if a creditor is uncertain about what portion of a fee to be paid at consummation or loan closing is related to a 4c7 excludable service, the entire fee may be treated as a finance charge.Final Rule excerpt provided addresses whether the appraisal and [Redacted] fee should be disclosed separately or as one charge, it does not address consideration of the [Redacted] fee as a finance charge or non-finance charge.  Finance Charge determination is based on 1026.4 and [Redacted] agrees that if the [Redacted] fee charged is primarily for verifying or confirming information connected to the appraisal, the [Redacted] portion would also be excluded from finance charges per Commentary under1026.4(c)(7)-1.  If the [Redacted] charge is primarily for verifying or confirming information connected to the appraisal,  please provide LOE from [Redacted] provider or signed lender attestation indicating such for documentation in file to support exclusion from finance charges.
BUYER - GENERAL COMMENT [Redacted]: The appraisal invoice outlines exactly what the [Redacted] portion covers: "Our Management fee includes responsibilities and duties of administering and tracking the appraisal process, ensuring proper selection of appraiser, acting as liaison between appraiser and client, performing a qualify audit of every report, and delivering a final copy". Please review this information on the invoice in your loan file on page 444, D0413 under the fees section of the document. If [Redacted] agrees that "if the [Redacted] fee charged is primarily for verifying or confirming information connected to the appraisal" then the language explicitly included on the invoice meets this standard, therefore the [Redacted] portion of the appraisal fee is excludable as is the entire fee. An attestation from the originating lender (Omni-Fund) is redundant in this scenario, based on [Redacted]'s own purported interpretation of the relevant finance charge regulation.
REVIEWER - GENERAL COMMENT [Redacted]: [Redacted] has reviewed the appraisal invoice.  As noted there are several services provided within the [Redacted] fee, which include services that would not be considered 4c7 and excludable, such as the services for responsibilities & duties of administering & trackign the appraisal process, ensuring proper selection of appraiser & acting as liaison between appraiser & client.  As noted to be excludable the "Primary services are for verifying or confirming information connected to the appraisal" and invoice does not breakout the portion of the services that are the primarily for that excludable services.  The lender attestation would then indicate that the [Redacted]'s fee is primarily for verifying or confirming information connected to the appraisal, otherwise if a creditor is uncertain about what portion of the fee relates to a 4c7 excludable service, the entire [Redacted] fee is then treated as a finance charge.  [Redacted] does not assume and is unable to determine from documentation if the primary service is for verifying or confirming the information connected to the appraisal and the need for the Lender to attest to this specific item.
REVIEWER - GENERAL COMMENT [Redacted]: The description and list of services included in the lump sum $[Redacted] [Redacted] fee outlined on the invoice include services that would fall under 4(c)(7) exclusion (cost of verifying or confirming information connected to the item such as quality audits) as well as non-4c7 type services related to appraiser selection, processing, and delivery.  Commentary to [Redacted](c)(7) provides "if a lump sum charged for several services includes a charge that is not excludable, a portion of the total should be allocated to that service and included in the finance charge."  If the [Redacted] provides a breakdown or itemization of which portion of the [Redacted] fee is allocated to verifying or confirming information connected to the appraisal, that portion can be excluded.  Alternatively, based on [Redacted]'s discussion with outside counsel, if the [Redacted] service is primarily for verifying or confirming information connected to the appraisal, the entire amount can be excluded.
BUYER - GENERAL COMMENT [Redacted]: Please see the attached for the LOE to client, corrected CD, shipping label and check copy.
																							REVIEWER - CURED COMMENT [Redacted]: [Redacted] received PCCD, LOE, Copy of Refund Check and Proof of Mailing.	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000331	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Document Error - The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		BUYER - WAIVED COMMENT [Redacted]: Seller acknowledges exception, no change to grading.	1				1							-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000332	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: [Redacted] Disaster End Date: [Redacted] Disaster Name: WILDFIRES AND STRAIGHT-LINE WINDS Disaster Declaration Date: [Redacted] [2] Document Error - The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive with compensating factor. BUYER - WAIVED COMMENT [Redacted]: Seller acknowledges exception, with no change in grading	1				1					Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Property inspected post disaster but pre-FEMA declaration of disaster end date.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000333	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Document Error - The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		BUYER - WAIVED COMMENT [Redacted]: seller accepts; no change to grading.	1				1							-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000334	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: [Redacted] Disaster End Date: [Redacted] Disaster Name: WILDFIRES AND STRAIGHT-LINE WINDS Disaster Declaration Date: [Redacted] [2] Document Error - The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive with compensating factor. BUYER - WAIVED COMMENT [Redacted]: Seller acknowledges exception, no change to grading.	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Property inspected post disaster but pre-FEMA declaration of disaster end date. The representative FICO score is above 680.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000335	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000336	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000337	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: [Redacted] Disaster End Date: [Redacted] Disaster Name: WILDFIRES AND STRAIGHT-LINE WINDS Disaster Declaration Date: [Redacted]		REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive with compensating factor.	1				1					Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Property inspected post disaster but pre-FEMA declaration of disaster end date. The representative FICO score is above 680.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000338	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Document Error - The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		BUYER - WAIVED COMMENT [Redacted]: Seller acknowledges exception, no change to grading.	1				1							-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000339	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000340	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	2	[2] General - Title Policy Coverage is less than Original Loan Amount.: The Title Policy Amount of $1,087,500.00 is less than the note amount of $1,093,800.00 based on the Preliminary in file.		BUYER - WAIVED COMMENT [Redacted]: Seller acknowledges the exception, no change to grading.	1				2	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)		BUYER - GENERAL COMMENT [Redacted]: Title commitment, uploaded, shows this is not a lender to lender refi. Please clear. REVIEWER - GENERAL COMMENT [Redacted]: Title confirms lender as Rocket Mortgage. Incorrect RTC was provided. Exception remains BUYER - WAIVED COMMENT [Redacted]: Seller acknowledges exception, no change to grading.				-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000341	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Document Error - The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		BUYER - WAIVED COMMENT [Redacted]: Seller acknowledges exception, with no change in grading	1				1							-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000342	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Document Error - The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		BUYER - WAIVED COMMENT [Redacted]: seller accepts; no change to grading.	1				1							-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000343	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	2	[2] Document Error - The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		BUYER - WAIVED COMMENT [Redacted]: Seller acknowledges exception, no change to grading.	1				2	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.		BUYER - WAIVED COMMENT [Redacted]: Seller acknowledges exception, no change to grading.	Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000344	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000345	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Document Error - The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		BUYER - WAIVED COMMENT [Redacted]: Seller acknowledges the exception, no change to grading.	1				2	[2] Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in “Other” section where regulation requires disclosure under “Homeowner’s Insurance” section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement. (Fin[Redacted]025)		BUYER - WAIVED COMMENT [Redacted]: Seller acknowledges the exception, no change to grading.	Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000346	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Document Error - The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		BUYER - WAIVED COMMENT [Redacted]: Seller acknowledges exception, no change to grading.	1				1							-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000347	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Document Error - The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		BUYER - WAIVED COMMENT [Redacted]: Seller acknowledges exception, no change to grading.	1				1							-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000348	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000349	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Document Error - The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		BUYER - WAIVED COMMENT [Redacted]: Seller acknowledges exception, with no change in grading	1				1							-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000350	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	2	[2] General - Title Policy Coverage is less than Original Loan Amount.: The Title Policy Amount of $XXXX is less than the note amount of $XXXX based on the Commitment in file.		REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Explanation was updated on [Redacted] PRIOR Exception Explanation: The Title Policy Amount of $[Redacted] is less than the note amount of $[Redacted] based on the Commitment in file. BUYER - WAIVED COMMENT [Redacted]: Seller acknowledges the exception, no change to grading.	1				1	[1] State Compliance - 90 Day RNY has been discontinued effective June 1, 2024. Average Prime Offer Rate (APOR) used in lieu of RNY effective June 3, 2024, pursuant to OCOB FAQ guidance.		REVIEWER - WAIVED COMMENT [Redacted]: Seller acknowledges exception, no change to grading.				-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000351	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	1	1				1				1	[1] Federal Compliance - TRID Lender Credit Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-4,699.54 exceeds tolerance of $-4,822.00. Sufficient or excess cure was provided to the borrower at Closing. (9300)	Federal Compliance - TRID Lender Credit Tolerance Violation With Sufficient Cure Provided At Closing: Sufficient cure provided at closing	REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000352	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $326,377.83 is over disclosed by $275.00 compared to the calculated Amount Financed of $326,102.83 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [Redacted]). (Fin[Redacted]025)
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $485,695.77 is under disclosed by $272.29 compared to the calculated Finance Charge of $485,968.06 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]). (Fin[Redacted]025)	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: Final Closing Disclosure disclosed an amount financed of $326,377.83; calculated amount financed is $326,102.83. Variance of $275.00 is due to the Appraisal Management Fee of $275.00 was not included in the finance charge calculation.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Final Closing Disclosure disclosed a finance charge of $485,695.77; calculated finance charge is $485,968.06. Variance of $272.29 is due to the Appraisal Management Fee of $275.00 was not included in the finance charge calculation.	BUYER - GENERAL COMMENT [Redacted]: Please see attached, refund check, PCCD, LOE and proof of delivery.
REVIEWER - CURED COMMENT [Redacted]: Letter of Explanation, Proof of Delivery ([Redacted]), Corrected CD, refund check, and updated RTC provided. New rescission period has passed, exception cured.
BUYER - GENERAL COMMENT [Redacted]: Please see attached, refund check, PCCD, LOE and proof of delivery.
																							REVIEWER - CURED COMMENT [Redacted]: Letter of Explanation, Proof of Delivery ([Redacted]), Corrected CD, refund check, and updated RTC provided. New rescission period has passed, exception cured.	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000353	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000354	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $2,461.60 exceeds tolerance of $2,461.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: COC or lender lock documentation for the loan amount increase on the Initial CD was not provided. Provide a valid COC for the increase of the discount points on XXXX, or a post close CD disclosing the tolerance violation of $0.60, a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.	BUYER - GENERAL COMMENT [Redacted]: Please see the attached pccd, loe to borrowers, shipping label and copy of refund check. REVIEWER - CURED COMMENT [Redacted]: [Redacted] Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000355	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000356	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000357	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	2	[2] General - Title Policy Coverage is less than Original Loan Amount.: The Title Policy Amount of $XXXX is less than the note amount of $XXXX based on the Commitment in file.		BUYER - WAIVED COMMENT [Redacted]: Seller acknowledges exception, no change to grading.	1				1							-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000358	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	2	[2] General - Title Policy Coverage is less than Original Loan Amount.: The Title Policy Amount of $XXXX is less than the note amount of $XXXX based on the Commitment in file.		REVIEWER - WAIVED COMMENT [Redacted]: Seller accepts grading. No change to grading	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The representative FICO score is above 680.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000359	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000360	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in “Other” section where regulation requires disclosure under “Homeowner’s Insurance” section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement. (Fin[Redacted]025)		BUYER - WAIVED COMMENT [Redacted]: Seller acknowledges exception, no change to grading.	Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000361	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	2	[2] General - Title Policy Coverage is less than Original Loan Amount.: The Title Policy Amount of $XXXX is less than the note amount of $XXXX based on the Commitment in file.	The title commitment in the file reflects a lower lender's policy than the loan amount. Additionally, only the first few pages of the title commitment were present. Please provide the full title commitment for review.	BUYER - WAIVED COMMENT [Redacted]: seller accepts; no change to grading.	1				1							-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000362	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	2	[2] Document Error - The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		BUYER - WAIVED COMMENT [Redacted]: Seller acknowledges the exception, no change to grading.	1				2	[2] Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in “Other” section where regulation requires disclosure under “Homeowner’s Insurance” section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement. (Fin[Redacted]025)		BUYER - WAIVED COMMENT [Redacted]: Seller acknowledges the exception, no change to grading.	Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000363	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 exceeds tolerance of $-2,312.00. Insufficient or no cure was provided to the borrower. (9300)	Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: Lender Credits was last disclosed as -$2,312.00 on the Loan Estimate, but was disclosed as $0.00 on the Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of $2,312.00, a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.	BUYER - GENERAL COMMENT [Redacted]: The client received a final lender credit of $[Redacted] as reflected on page [Redacted] of the final signed closing disclosure.
REVIEWER - GENERAL COMMENT [Redacted]: [Redacted] received rebuttal that credit of $[Redacted] was received at closing. However, the credit provided on CD dated [Redacted] is $[Redacted]. The portion of discount points of $[Redacted] was paid by lender but on final CD it was removed. The total credit was reduced by $[Redacted]. A valid COC for reducing the credit or cure will be required. Cure requirements include LOE, corrected CD, proof of mailing and copy of refund check.
BUYER - GENERAL COMMENT [Redacted]: Please see the attached for the LOE to client, check copy, corrected CD and shipping label.
																							REVIEWER - CURED COMMENT [Redacted]: [Redacted] received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.	Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000364	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000365	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	1				2	[2] Appraisal Documentation - Loan is to be securitized, and was originated with an Appraisal Waiver. Supporting secondary BPO was provided. Sec ID: 30: Note Date: [Redacted]; Lien Position: 1	Stated value of $XXXX was supported by BPO $XXXX.		1							-	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B	B	B	B	B	B
XXX	2025-03000366	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000367	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000368	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000369	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000370	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	2	[2] General - Title Policy Coverage is less than Original Loan Amount.: The Title Policy Amount of $XXXX is less than the note amount of $XXXX based on the Commitment in file.		BUYER - WAIVED COMMENT [Redacted]: Seller acknowledges the exception, no change to grading.	1				2	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Testing is inconclusive. The file was missing the title report or other acceptable documentation confirming the last originating lender. Please provide for review.	BUYER - WAIVED COMMENT [Redacted]: Seller acknowledges the exception, no change to grading.				-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B